Schedule of Investments(a)
November 30, 2024
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–48.54%
Advertising–0.01%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$250,000	$244,244
Lamar Media Corp., 4.88%, 01/15/2029	250,000	243,509
		487,753
Aerospace & Defense–0.89%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	2,022,000	2,048,477
5.50%, 03/26/2054(b)	1,351,000	1,392,357
Boeing Co. (The),
6.26%, 05/01/2027(b)(c)	916,000	939,064
6.30%, 05/01/2029(b)(c)	1,303,000	1,357,632
6.53%, 05/01/2034(b)	6,966,000	7,410,399
Howmet Aerospace, Inc., 4.85%, 10/15/2031	1,869,000	1,861,936
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	1,972,000	1,989,422
5.75%, 01/15/2035(c)	4,391,000	4,474,338
L3Harris Technologies, Inc., 5.40%, 07/31/2033	391,000	400,222
Lockheed Martin Corp.,
5.10%, 11/15/2027	362,000	369,251
4.50%, 02/15/2029	1,870,000	1,869,103
4.80%, 08/15/2034(c)	2,694,000	2,681,142
5.90%, 11/15/2063	250,000	274,603
RTX Corp.,
5.75%, 01/15/2029	1,130,000	1,178,273
6.00%, 03/15/2031(c)	895,000	953,241
5.15%, 02/27/2033(c)	1,097,000	1,112,600
6.40%, 03/15/2054	898,000	1,025,796
TransDigm, Inc.,
6.75%, 08/15/2028(b)	4,170,000	4,258,442
6.38%, 03/01/2029(b)	4,667,000	4,748,889
6.63%, 03/01/2032(b)	3,535,000	3,625,280
6.00%, 01/15/2033(b)(c)	4,341,000	4,344,342
		48,314,809
Agricultural & Farm Machinery–0.11%
AGCO Corp.,
5.45%, 03/21/2027	912,000	923,673
5.80%, 03/21/2034(c)	1,748,000	1,795,017
John Deere Capital Corp., 5.10%, 04/11/2034	3,192,000	3,270,538
		5,989,228
Air Freight & Logistics–0.28%
GXO Logistics, Inc.,
6.25%, 05/06/2029(c)	3,824,000	3,959,559
6.50%, 05/06/2034	2,291,000	2,418,052
United Parcel Service, Inc.,
5.15%, 05/22/2034(c)	2,290,000	2,344,381
5.50%, 05/22/2054(c)	4,048,000	4,183,110
5.60%, 05/22/2064(c)	2,093,000	2,167,372
		15,072,474
Principal Amount		Value
Airport Services–0.01%
Mexico City Airport Trust (Mexico), 5.50%, 07/31/2047(b)	$800,000	$661,784
Apparel Retail–0.01%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	500,000	454,745
Application Software–0.29%
Cadence Design Systems, Inc., 4.70%, 09/10/2034(c)	1,806,000	1,773,895
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	250,000	245,807
Intuit, Inc., 5.20%, 09/15/2033(c)	1,398,000	1,431,915
Roper Technologies, Inc.,
4.50%, 10/15/2029(c)	2,275,000	2,255,548
4.75%, 02/15/2032	1,827,000	1,810,282
4.90%, 10/15/2034	6,320,000	6,207,519
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	500,000	498,840
6.50%, 06/01/2032(b)(c)	1,708,000	1,749,111
		15,972,917
Asset Management & Custody Banks–0.69%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	10,554,000	10,605,469
Ameriprise Financial, Inc.,
5.70%, 12/15/2028(c)	1,891,000	1,972,806
5.15%, 05/15/2033	1,208,000	1,232,535
Ares Capital Corp.,
5.88%, 03/01/2029	58,000	58,908
5.95%, 07/15/2029(c)	2,005,000	2,041,207
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)(d)	5,458,000	5,494,915
4.98%, 03/14/2030(c)(d)	699,000	707,040
5.06%, 07/22/2032(c)(d)	3,233,000	3,274,933
5.19%, 03/14/2035(c)(d)	539,000	547,775
Series J, 4.97%, 04/26/2034(d)	44,000	44,034
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	4,977,000	4,645,360
5.88%, 11/15/2027	2,425,000	2,481,322
Northern Trust Corp., 6.13%, 11/02/2032	24,000	26,033
State Street Corp.,
5.68%, 11/21/2029(c)(d)	2,474,000	2,567,774
6.12%, 11/21/2034(d)	1,559,000	1,663,612
		37,363,723
Automobile Manufacturers–0.78%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	775,000	758,945
American Honda Finance Corp., 4.90%, 01/10/2034	36,000	35,835
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)(c)	$964,000	$969,045
5.38%, 01/18/2034(b)(c)	955,000	972,299
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	1,776,000	1,818,741
7.35%, 11/04/2027	198,000	208,907
6.80%, 05/12/2028	2,167,000	2,260,305
6.80%, 11/07/2028	1,433,000	1,500,351
7.20%, 06/10/2030	1,287,000	1,375,638
7.12%, 11/07/2033	141,000	151,697
Hyundai Capital America,
5.60%, 03/30/2028(b)(c)	937,000	957,124
5.35%, 03/19/2029(b)(c)	857,000	871,646
5.80%, 04/01/2030(b)	211,000	218,108
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)(c)	1,400,000	1,416,163
4.85%, 01/11/2029(b)	1,502,000	1,505,783
5.00%, 01/11/2034(b)(c)	937,000	928,274
5.13%, 08/01/2034(b)	6,528,000	6,519,754
PACCAR Financial Corp., 4.00%, 09/26/2029(c)	5,746,000	5,620,745
Toyota Motor Credit Corp.,
5.25%, 09/11/2028	895,000	918,285
4.55%, 08/09/2029(c)	2,504,000	2,503,156
5.10%, 03/21/2031	880,000	898,652
Volkswagen Group of America Finance LLC (Germany),
4.90%, 08/14/2026(b)(c)	2,099,000	2,091,914
5.25%, 03/22/2029(b)	3,175,000	3,168,432
4.95%, 08/15/2029(b)	2,470,000	2,434,282
5.60%, 03/22/2034(b)(c)	2,529,000	2,523,681
		42,627,762
Automotive Parts & Equipment–0.47%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	247,000	259,384
Dana, Inc., 5.63%, 06/15/2028	48,000	47,788
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)(c)	1,449,000	1,471,178
4.90%, 05/01/2033(b)	1,086,000	1,081,777
5.20%, 10/30/2034(b)	2,065,000	2,095,996
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	559,000	532,222
PHINIA, Inc.,
6.75%, 04/15/2029(b)(c)	750,000	770,767
6.63%, 10/15/2032(b)	876,000	883,178
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)(c)	4,605,000	4,629,218
7.13%, 04/14/2030(b)	5,968,000	5,932,247
6.75%, 04/23/2030(b)	3,134,000	3,062,255
6.88%, 04/23/2032(b)	5,014,000	4,820,663
		25,586,673
Automotive Retail–0.20%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,880,000	1,906,662
AutoZone, Inc., 5.20%, 08/01/2033	843,000	849,257
Principal Amount		Value
Automotive Retail–(continued)
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)(c)	$800,000	$756,567
6.38%, 01/15/2030(b)	118,000	119,627
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	800,000	757,449
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	500,000	486,146
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	5,743,000	5,680,463
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	248,000	259,118
		10,815,289
Biotechnology–0.30%
AbbVie, Inc.,
4.80%, 03/15/2029	2,529,000	2,551,870
5.05%, 03/15/2034	3,133,000	3,173,966
5.35%, 03/15/2044(c)	2,039,000	2,069,286
5.40%, 03/15/2054(c)	2,390,000	2,427,139
5.50%, 03/15/2064	2,442,000	2,487,476
Amgen, Inc.,
5.25%, 03/02/2025	742,000	742,579
5.15%, 03/02/2028	920,000	933,954
5.25%, 03/02/2030	384,000	392,708
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	847,000	869,258
5.55%, 10/15/2053	714,000	739,297
		16,387,533
Brewers–0.01%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L. (Guatemala), 5.25%, 04/27/2029(b)	400,000	377,045
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	214,205
		591,250
Broadcasting–0.11%
Paramount Global,
5.85%, 09/01/2043	3,410,000	3,106,590
4.95%, 05/19/2050	3,410,000	2,735,719
		5,842,309
Broadline Retail–0.02%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	600,000	502,603
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	188,680
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	250,000	244,755
4.50%, 12/15/2034	14,000	11,858
Prosus N.V. (China), 4.19%, 01/19/2032(b)	200,000	181,959
		1,129,855
Building Products–0.05%
Carrier Global Corp., 5.90%, 03/15/2034(c)	424,000	448,890
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Building Products–(continued)
Lennox International, Inc., 5.50%, 09/15/2028	$1,188,000	$1,218,455
Sisecam UK PLC (Turkey), 8.63%, 05/02/2032(b)	800,000	809,837
		2,477,182
Cable & Satellite–0.26%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)(c)	4,592,000	4,618,206
7.38%, 03/01/2031(b)(c)	3,380,000	3,509,744
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	2,210,000	2,330,763
Comcast Corp., 5.50%, 11/15/2032	734,000	767,205
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	338,000	342,844
5.80%, 12/15/2053(b)	1,918,000	1,845,123
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	275,000	264,172
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	250,000	250,270
		13,928,327
Cargo Ground Transportation–0.16%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	237,000	239,852
5.35%, 01/12/2027(b)	262,000	264,712
5.70%, 02/01/2028(b)	375,000	384,770
5.55%, 05/01/2028(b)(c)	791,000	808,771
6.05%, 08/01/2028(b)	809,000	841,326
Ryder System, Inc.,
4.90%, 12/01/2029	4,483,000	4,495,434
6.60%, 12/01/2033(c)	1,681,000	1,851,161
		8,886,026
Casinos & Gaming–0.03%
Melco Resorts Finance Ltd. (Hong Kong), 5.25%, 04/26/2026(b)(c)	750,000	737,727
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	550,000	499,094
Wynn Macau Ltd. (Macau), 5.13%, 12/15/2029(b)(c)	400,000	371,601
		1,608,422
Commercial & Residential Mortgage Finance–0.12%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)(c)	622,000	645,684
6.75%, 10/25/2028(b)	1,697,000	1,794,627
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)	250,000	252,743
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	1,400,000	1,440,268
Radian Group, Inc., 6.20%, 05/15/2029	2,095,000	2,164,274
Principal Amount		Value
Commercial & Residential Mortgage Finance–(continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	$445,000	$425,095
		6,722,691
Commodity Chemicals–0.05%
Braskem Netherlands Finance B.V. (Brazil), 8.00%, 10/15/2034(b)	285,000	284,986
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	2,391,000	2,413,721
		2,698,707
Communications Equipment–0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	651,000	667,813
Computer & Electronics Retail–0.01%
Leidos, Inc., 5.75%, 03/15/2033	524,000	540,256
Construction & Engineering–0.00%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(e)	126,736	99,082
Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(b)(e)	192,000	137,047
		236,129
Construction Machinery & Heavy Transportation Equipment– 0.15%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	2,531,000	2,540,444
Cummins, Inc.,
4.90%, 02/20/2029(c)	826,000	838,425
5.45%, 02/20/2054(c)	1,690,000	1,734,734
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	2,879,000	2,952,492
		8,066,095
Consumer Electronics–0.27%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	9,565,000	9,712,510
5.63%, 04/24/2029(b)	4,335,000	4,449,835
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade (Serbia), 7.00%, 10/28/2029(b)	275,000	276,290
		14,438,635
Consumer Finance–0.52%
American Express Co.,
5.65%, 04/23/2027(d)	4,589,000	4,643,209
5.53%, 04/25/2030(d)	4,131,000	4,245,421
Capital One Financial Corp., 7.15%, 10/29/2027(d)	849,000	883,566
FirstCash, Inc.,
4.63%, 09/01/2028(b)	400,000	384,170
6.88%, 03/01/2032(b)(c)	8,822,000	9,005,829
General Motors Financial Co., Inc., 5.40%, 04/06/2026	177,000	178,283
Navient Corp., 5.00%, 03/15/2027	250,000	246,847
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Consumer Finance–(continued)
OneMain Finance Corp.,
3.50%, 01/15/2027	$275,000	$264,418
6.63%, 05/15/2029	8,004,000	8,176,474
		28,028,217
Consumer Staples Merchandise Retail–0.03%
Cencosud S.A. (Chile), 5.95%, 05/28/2031(b)	800,000	810,301
Dollar General Corp., 5.50%, 11/01/2052(c)	376,000	352,718
Target Corp., 4.80%, 01/15/2053(c)	462,000	432,977
		1,595,996
Copper–0.00%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(b)	200,000	200,442
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	215,000	212,477
Distributors–0.18%
Genuine Parts Co.,
4.95%, 08/15/2029	7,890,000	7,891,063
6.88%, 11/01/2033	1,638,000	1,835,220
		9,726,283
Diversified Banks–8.66%
ABN AMRO Bank N.V. (Netherlands), 5.52%, 12/03/2035(b)(d)	6,100,000	6,120,596
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	19,972,226
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	1,228,000	1,342,988
5.20%, 09/30/2035(b)(c)(d)	23,141,000	22,769,267
6.75%(b)(d)(f)	1,224,000	1,243,342
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(d)(f)	2,433,000	2,654,875
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	387,260
Banco de Credito e Inversiones S.A. (Chile), 8.75%(b)(d)(f)	430,000	452,327
Banco del Estado de Chile (Chile), 7.95%(b)(d)(f)	421,000	440,358
Banco do Brasil S.A. (Brazil), 6.00%, 03/18/2031(b)	800,000	799,751
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(d)	200,000	191,087
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	2,400,000	2,428,461
8.00%(d)(f)	466,667	481,988
9.63%(c)(d)(f)	3,200,000	3,507,818
9.63%(c)(d)(f)	3,400,000	3,908,851
Bangkok Bank PCL (Thailand), 5.65%, 07/05/2034(b)	800,000	826,642
Principal Amount		Value
Diversified Banks–(continued)
Bank Gospodarstwa Krajowego (Poland),
6.25%, 10/31/2028(b)	$550,000	$576,047
5.38%, 05/22/2033(b)	200,000	199,312
5.75%, 07/09/2034(b)	445,000	452,775
Bank of America Corp.,
5.72% (SOFR + 1.05%), 02/04/2028(c)(g)	504,000	507,565
4.95%, 07/22/2028(d)	265,000	266,355
5.20%, 04/25/2029(d)	1,400,000	1,417,245
5.43%, 08/15/2035(c)(d)	6,860,000	6,858,400
5.52%, 10/25/2035(d)	23,472,000	23,588,563
Bank of Montreal (Canada),
7.70%, 05/26/2084(c)(d)	4,333,000	4,519,778
7.30%, 11/26/2084(d)	4,530,000	4,686,611
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	1,410,000	1,506,654
8.00%, 01/27/2084(d)	1,659,000	1,748,740
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028(b)	6,080,000	6,144,245
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(d)	200,000	217,510
BBVA Bancomer S.A. (Mexico),
5.25%, 09/10/2029(b)	285,000	281,480
8.45%, 06/29/2038(b)(d)	300,000	314,309
8.13%, 01/08/2039(b)(d)	2,360,000	2,419,583
BNP Paribas S.A. (France), 5.28%, 11/19/2030(b)(d)	9,806,000	9,853,113
BPCE S.A. (France),
5.20%, 01/18/2027(b)(c)	1,526,000	1,541,893
5.28%, 05/30/2029(b)(c)	1,775,000	1,803,574
5.72%, 01/18/2030(b)(d)	297,000	301,781
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	9,958,000	9,991,621
Citigroup, Inc.,
5.17%, 02/13/2030(c)(d)	1,391,000	1,406,262
4.54%, 09/19/2030(d)	9,609,000	9,464,213
6.17%, 05/25/2034(d)	123,000	128,814
5.83%, 02/13/2035(d)	3,787,000	3,865,319
5.41%, 09/19/2039(d)	12,071,000	11,823,379
Series AA, 7.63%(d)(f)	6,009,000	6,378,139
Series BB, 7.20%(c)(d)(f)	5,810,000	6,033,482
Series DD, 7.00%(d)(f)	7,202,000	7,592,730
Series EE, 6.75%(d)(f)	16,251,000	16,235,802
Series T, 6.25%(c)(d)(f)	2,119,000	2,141,686
Series W, 4.00%(d)(f)	2,919,000	2,857,458
Series Z, 7.38%(c)(d)(f)	6,356,000	6,675,675
Comerica, Inc., 5.98%, 01/30/2030(d)	17,000	17,364
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	3,865,000	3,892,980
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)(d)	1,854,000	1,880,476
6.25%, 01/10/2035(b)(d)	375,000	386,228
6.70%(b)(c)(d)(f)	16,120,000	15,568,722
Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	1,344,000	1,344,212
4.55%, 08/23/2027(b)	1,358,000	1,349,008
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Fifth Third Bancorp,
2.38%, 01/28/2025	$254,000	$252,973
1.71%, 11/01/2027(d)	307,000	290,015
6.34%, 07/27/2029(d)	206,000	215,590
4.77%, 07/28/2030(d)	743,000	736,876
5.63%, 01/29/2032(c)(d)	410,000	421,729
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	1,497,000	1,520,467
5.60%, 05/17/2028(d)	3,613,000	3,665,463
5.21%, 08/11/2028(d)	1,111,000	1,118,635
5.29%, 11/19/2030(d)	9,622,000	9,690,528
7.40%, 11/13/2034(d)	200,000	222,644
5.87%, 11/18/2035(d)	8,765,000	8,818,282
6.33%, 03/09/2044(d)	1,523,000	1,667,519
6.88%(d)(f)	3,184,000	3,195,012
6.95%(d)(f)	3,319,000	3,344,087
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	1,890,000	1,919,455
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	3,352,000	3,415,445
4.85%, 07/25/2028(d)	286,000	286,579
5.30%, 07/24/2029(d)	1,138,000	1,157,882
6.09%, 10/23/2029(d)	1,398,000	1,463,351
5.01%, 01/23/2030(d)	876,000	882,526
5.58%, 04/22/2030(d)	2,668,000	2,747,542
5.00%, 07/22/2030(d)	5,458,000	5,498,574
4.60%, 10/22/2030(d)	9,633,000	9,550,212
5.72%, 09/14/2033(c)(d)	765,000	793,080
5.34%, 01/23/2035(d)	719,000	732,535
Series W, 5.79% (3 mo. Term SOFR + 1.26%), 05/15/2047(g)	316,000	294,368
Series NN, 6.88%(c)(d)(f)	2,354,000	2,491,629
KeyBank N.A.,
3.30%, 06/01/2025	1,289,000	1,277,533
4.15%, 08/08/2025(c)	1,086,000	1,079,835
5.85%, 11/15/2027(c)	1,318,000	1,355,749
KeyCorp,
5.91% (SOFR + 1.25%), 05/23/2025(c)(g)	536,000	537,055
2.55%, 10/01/2029	258,000	231,624
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag (Hungary), 6.13%, 12/04/2027(b)	325,000	329,676
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025	1,438,000	1,432,000
4.70%, 01/27/2028	1,549,000	1,541,947
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(c)(d)	3,726,000	3,802,906
5.43%, 04/17/2035(c)(d)	3,959,000	4,071,609
8.20%(c)(d)(f)	5,661,000	6,258,485
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(d)	1,190,000	1,228,369
5.38%, 07/10/2030(c)(d)	4,288,000	4,372,892
5.59%, 07/10/2035(c)(d)	5,918,000	6,109,645
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	1,820,000	1,863,379
4.95%, 01/14/2028(d)	1,249,000	1,254,697
Principal Amount		Value
Diversified Banks–(continued)
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	$2,607,000	$2,680,478
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,771,000	1,797,111
5.00%, 05/30/2028(b)	1,514,000	1,534,220
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)(f)	4,037,000	3,884,893
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	2,526,000	2,536,279
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(e)	16,616,000	11,606,691
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	1,545,000	1,595,422
5.58%, 06/12/2029(d)	1,290,000	1,322,387
6.04%, 10/28/2033(d)	28,000	29,629
5.07%, 01/24/2034(d)	466,000	464,173
6.88%, 10/20/2034(d)	1,212,000	1,354,553
Series V, 6.20%(d)(f)	714,000	724,384
Series W, 6.25%(d)(f)	1,087,000	1,102,127
Royal Bank of Canada (Canada),
5.41% (SOFR + 0.71%), 01/21/2027(g)	304,000	304,778
4.95%, 02/01/2029	612,000	619,965
7.50%, 05/02/2084(d)	5,138,000	5,356,915
Societe Generale S.A. (France), 8.13%(b)(d)(f)	9,686,000	9,595,265
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	1,140,000	1,160,942
6.75%, 02/08/2028(b)(d)	1,550,000	1,605,814
7.02%, 02/08/2030(b)(d)	1,358,000	1,453,381
5.01%, 10/15/2030(b)(d)	6,272,000	6,227,846
2.68%, 06/29/2032(b)(d)	3,298,000	2,820,306
7.75%(b)(d)(f)	5,372,000	5,526,472
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(f)	6,774,000	7,004,831
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,139,000	1,153,111
5.65%, 09/14/2026(b)	1,170,000	1,190,078
5.55%, 09/14/2028(b)	1,494,000	1,537,754
5.20%, 03/07/2029(b)	2,068,000	2,108,173
5.35%, 03/07/2034(b)(c)	1,465,000	1,504,357
Synovus Bank, 5.63%, 02/15/2028(c)	1,274,000	1,282,656
Toronto-Dominion Bank (The) (Canada),
5.15%, 09/10/2034(d)	8,798,000	8,717,431
8.13%, 10/31/2082(d)	1,373,000	1,446,002
7.25%, 07/31/2084(d)	5,395,000	5,540,340
Turkiye Ihracat Kredi Bankasi A.S. (Turkey), 7.50%, 02/06/2028(b)	300,000	308,430
U.S. Bancorp,
5.78%, 06/12/2029(c)(d)	989,000	1,019,975
5.38%, 01/23/2030(d)	1,681,000	1,714,127
4.97%, 07/22/2033(d)	240,000	235,131
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
UBS AG (Switzerland), 5.65%, 09/11/2028	$1,528,000	$1,580,892
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	2,071,000	2,112,836
4.81%, 07/25/2028(d)	172,000	171,962
5.57%, 07/25/2029(d)	784,000	803,898
6.30%, 10/23/2029(d)	959,000	1,008,844
5.20%, 01/23/2030(c)(d)	980,000	993,846
5.39%, 04/24/2034(d)	37,000	37,491
5.56%, 07/25/2034(d)	2,063,000	2,116,575
5.50%, 01/23/2035(c)(d)	1,330,000	1,363,538
6.85%(d)(f)	4,043,000	4,199,169
7.63%(c)(d)(f)	895,000	955,479
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(c)(d)	6,728,000	6,808,812
		471,127,108
Diversified Capital Markets–0.37%
Ares Strategic Income Fund, 5.70%, 03/15/2028(b)(c)	9,142,000	9,175,827
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(f)(h)(i)	5,650,000	339,000
5.25%(b)(d)(f)(h)(i)	3,522,000	211,320
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(d)	1,095,000	1,113,958
6.30%, 09/22/2034(b)(d)	1,551,000	1,664,547
5.70%, 02/08/2035(b)(d)	1,185,000	1,223,462
Series 28, 9.25%(b)(c)(d)(f)	1,389,000	1,517,391
Series 31, 7.75%(b)(d)(f)	2,896,000	3,033,395
Series 33, 9.25%(b)(d)(f)	1,528,000	1,760,373
		20,039,273
Diversified Chemicals–0.02%
Celanese US Holdings LLC, 6.60%, 11/15/2028	500,000	517,923
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	127,000	132,917
MEGlobal B.V. (Kuwait), 2.63%, 04/28/2028(b)	200,000	182,453
SABIC Capital II B.V. (Saudi Arabia), 4.50%, 10/10/2028(b)	200,000	197,382
		1,030,675
Diversified Financial Services–2.29%
Abu Dhabi Developmental Holding Co. PJSC (United Arab Emirates), 5.50%, 05/08/2034(b)	290,000	300,100
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/2031(b)	1,178,000	1,210,222
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	507,000	527,791
Apollo Global Management, Inc.,
6.38%, 11/15/2033(c)	1,605,000	1,775,438
5.80%, 05/21/2054	2,449,000	2,588,291
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)(c)	1,683,000	1,747,379
5.75%, 03/01/2029(b)	3,367,000	3,447,492
5.75%, 11/15/2029(b)	3,167,000	3,248,447
Principal Amount		Value
Diversified Financial Services–(continued)
BlackRock Funding, Inc.,
4.90%, 01/08/2035	$1,819,000	$1,837,322
5.35%, 01/08/2055(c)	1,788,000	1,821,231
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	4,214,000	4,253,990
BOC Aviation (USA) Corp. (China), 4.88%, 05/03/2033(b)	310,000	311,485
Corebridge Financial, Inc.,
6.05%, 09/15/2033(c)	1,410,000	1,491,577
5.75%, 01/15/2034	2,011,000	2,086,849
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	4,852,000	4,796,076
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	750,000	792,952
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	42,320,000	42,749,058
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	665,000	633,530
6.13%, 11/01/2032(b)	13,788,000	13,855,206
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	5,468,000	5,508,977
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	2,237,000	2,390,330
LPL Holdings, Inc., 5.70%, 05/20/2027	3,202,000	3,256,273
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	2,246,000	2,324,298
5.15%, 03/17/2030(b)	5,803,000	5,723,774
6.50%, 03/26/2031(b)	2,058,000	2,140,950
Nuveen LLC,
5.55%, 01/15/2030(b)(c)	1,477,000	1,523,763
5.85%, 04/15/2034(b)	2,322,000	2,405,055
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	9,425,000	9,401,716
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(e)	17,353	16,916
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)(c)	379,000	394,757
		124,561,245
Diversified Metals & Mining–0.31%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	1,747,000	1,781,744
5.25%, 09/08/2030(c)	1,271,000	1,307,754
5.25%, 09/08/2033(c)	2,205,000	2,263,302
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	3,583,000	3,473,386
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Metals & Mining–(continued)
Glencore Funding LLC (Australia),
5.79% (SOFR + 1.06%), 04/04/2027(b)(g)	$2,201,000	$2,219,300
5.37%, 04/04/2029(b)	2,219,000	2,260,112
5.63%, 04/04/2034(b)(c)	1,528,000	1,569,118
5.89%, 04/04/2054(b)(c)	1,240,000	1,271,327
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	500,000	504,914
		16,650,957
Diversified REITs–0.21%
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	7,067,000	7,047,139
6.39%, 01/15/2050(b)	3,343,000	2,649,763
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	250,000	265,808
VICI Properties L.P.,
5.75%, 04/01/2034(c)	690,000	705,317
6.13%, 04/01/2054	745,000	767,971
		11,435,998
Diversified Support Services–0.09%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	1,425,000	1,502,108
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	81,000	75,233
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,022,000	1,053,478
7.75%, 03/15/2031(b)(c)	2,268,000	2,401,580
		5,032,399
Drug Retail–0.04%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	1,750,000	1,748,160
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	250,000	242,162
		1,990,322
Electric Utilities–3.38%
Alabama Power Co., 5.85%, 11/15/2033	469,000	499,368
Alexander Funding Trust II, 7.47%, 07/31/2028(b)(c)	821,000	875,857
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	198,208	151,527
American Electric Power Co., Inc.,
5.75%, 11/01/2027(c)	361,000	372,034
5.20%, 01/15/2029	1,459,000	1,483,979
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	2,953,000	2,989,443
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (Spain), 6.38%, 02/15/2032(b)	2,910,000	2,915,178
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028(c)	667,000	681,837
5.05%, 03/01/2035	3,152,000	3,179,239
Series AJ, 4.85%, 10/01/2052	523,000	491,108
Principal Amount		Value
Electric Utilities–(continued)
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	$10,385,000	$10,239,610
Comision Federal de Electricidad (Mexico),
6.45%, 01/24/2035(b)	530,000	510,166
6.26%, 02/15/2052(b)	600,000	527,553
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	28,000	29,246
5.90%, 11/15/2053	1,065,000	1,148,039
Constellation Energy Generation LLC,
6.13%, 01/15/2034	543,000	583,323
6.50%, 10/01/2053	442,000	494,083
5.75%, 03/15/2054	2,025,000	2,076,905
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	561,000	638,654
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	550,000	553,439
Duke Energy Corp.,
4.85%, 01/05/2029	1,399,000	1,406,956
5.00%, 08/15/2052(c)	435,000	399,890
6.45%, 09/01/2054(c)(d)	484,000	492,575
Duke Energy Indiana LLC, 5.40%, 04/01/2053	643,000	647,992
Edison International, 7.88%, 06/15/2054(d)	5,672,000	5,957,925
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	400,000	389,549
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,488,000	1,525,341
9.13%(b)(c)(d)(f)	3,285,000	3,710,447
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	1,266,000	1,289,206
Entergy Corp., 7.13%, 12/01/2054(d)	2,064,000	2,122,079
Entergy Louisiana LLC, 5.15%, 09/15/2034(c)	2,567,000	2,588,826
Entergy Texas, Inc., 5.55%, 09/15/2054	2,088,000	2,129,478
Evergy Metro, Inc., 4.95%, 04/15/2033(c)	390,000	390,414
Eversource Energy, 5.50%, 01/01/2034(c)	1,196,000	1,216,625
Exelon Corp.,
5.15%, 03/15/2029(c)	1,248,000	1,268,212
5.45%, 03/15/2034	1,197,000	1,227,205
5.60%, 03/15/2053	1,649,000	1,679,168
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	283,000	287,608
FirstEnergy Transmission LLC,
4.55%, 01/15/2030(b)	3,231,000	3,182,374
5.00%, 01/15/2035(b)	2,526,000	2,510,032
Florida Power & Light Co., 4.80%, 05/15/2033(c)	375,000	374,691
Georgia Power Co., 4.95%, 05/17/2033	451,000	453,592
Greenko Power II Ltd. (India), 4.30%, 12/13/2028(b)	173,500	161,007
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	$200,000	$194,190
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	2,377,000	2,360,083
MidAmerican Energy Co.,
5.35%, 01/15/2034(c)	375,000	388,786
5.85%, 09/15/2054(c)	627,000	675,197
5.30%, 02/01/2055	1,263,000	1,260,774
MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(b)	200,000	209,915
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029(c)	2,123,000	2,147,744
5.00%, 02/07/2031(c)	1,984,000	2,024,951
5.80%, 01/15/2033	272,000	288,876
5.00%, 08/15/2034	11,788,000	11,837,250
7.13%, 09/15/2053(d)	7,460,000	7,787,651
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	645,000	646,847
4.90%, 03/15/2029(c)	3,205,000	3,229,177
5.25%, 03/15/2034(c)	3,124,000	3,166,313
5.55%, 03/15/2054	3,227,000	3,270,562
6.75%, 06/15/2054(c)(d)	1,764,000	1,840,257
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	1,395,000	1,401,579
Ohio Power Co., 5.65%, 06/01/2034	2,414,000	2,494,894
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	7,373,000	7,582,106
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029(b)(c)	8,287,000	8,314,538
5.65%, 11/15/2033	1,210,000	1,276,380
Pacific Gas and Electric Co., 5.90%, 10/01/2054	2,748,000	2,824,242
PacifiCorp,
5.10%, 02/15/2029	1,364,000	1,385,410
5.30%, 02/15/2031(c)	1,439,000	1,476,051
5.45%, 02/15/2034	1,760,000	1,798,778
5.80%, 01/15/2055(c)	1,340,000	1,377,582
PPL Capital Funding, Inc., 5.25%, 09/01/2034(c)	1,434,000	1,450,703
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(b)	200,000	202,500
3.38%, 02/05/2030(b)	200,000	183,412
Public Service Co. of Colorado, 5.25%, 04/01/2053(c)	490,000	481,644
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	569,000	588,593
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	1,156,000	1,157,162
5.55%, 04/15/2054	2,326,000	2,406,685
Sierra Pacific Power Co., 5.90%, 03/15/2054	449,000	474,093
Southern Co. (The),
5.70%, 10/15/2032(c)	282,000	296,221
4.85%, 03/15/2035(c)	7,557,000	7,426,633
Southwestern Electric Power Co., 5.30%, 04/01/2033(c)	399,000	404,237
Principal Amount		Value
Electric Utilities–(continued)
Union Electric Co.,
5.20%, 04/01/2034(c)	$3,209,000	$3,276,703
5.13%, 03/15/2055	2,857,000	2,775,256
Virginia Electric & Power Co.,
5.00%, 04/01/2033	446,000	447,985
5.35%, 01/15/2054	1,027,000	1,031,953
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	3,398,000	3,405,777
5.63%, 02/15/2027(b)	1,000,000	1,000,914
4.38%, 05/01/2029(b)	500,000	478,322
7.75%, 10/15/2031(b)(c)	3,953,000	4,202,565
6.88%, 04/15/2032(b)(c)	5,446,000	5,654,954
6.95%, 10/15/2033(b)	1,091,000	1,201,288
6.00%, 04/15/2034(b)(c)	1,588,000	1,649,845
5.70%, 12/30/2034(b)	6,439,000	6,539,068
		183,848,426
Electrical Components & Equipment–0.03%
EnerSys, 4.38%, 12/15/2027(b)	250,000	239,162
Regal Rexnord Corp.,
6.05%, 04/15/2028	29,000	29,835
6.30%, 02/15/2030	361,000	376,666
6.40%, 04/15/2033	483,000	509,333
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	275,000	256,650
		1,411,646
Electronic Components–0.12%
Amphenol Corp.,
5.00%, 01/15/2035	4,192,000	4,191,367
5.38%, 11/15/2054	2,393,000	2,410,081
		6,601,448
Electronic Manufacturing Services–0.08%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	4,073,000	4,123,102
Environmental & Facilities Services–0.33%
Ambipar Lux S.a.r.l. (Brazil), 9.88%, 02/06/2031(b)	310,000	320,972
GFL Environmental, Inc.,
5.13%, 12/15/2026(b)	250,000	249,322
4.38%, 08/15/2029(b)	250,000	237,240
Republic Services, Inc.,
4.88%, 04/01/2029	1,594,000	1,609,275
5.00%, 12/15/2033	1,388,000	1,396,790
5.00%, 04/01/2034	288,000	289,243
Veralto Corp.,
5.50%, 09/18/2026	1,460,000	1,479,123
5.35%, 09/18/2028	1,584,000	1,618,505
5.45%, 09/18/2033	893,000	915,618
Waste Management, Inc., 5.35%, 10/15/2054	9,697,000	9,865,048
		17,981,136
Financial Exchanges & Data–0.05%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	268,000	238,930
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	$285,000	$270,933
5.20%, 06/15/2062	646,000	628,368
Nasdaq, Inc.,
5.35%, 06/28/2028(c)	328,000	335,621
5.55%, 02/15/2034	526,000	542,821
5.95%, 08/15/2053	224,000	236,829
6.10%, 06/28/2063	526,000	560,634
		2,814,136
Food Retail–0.72%
Kroger Co. (The),
4.70%, 08/15/2026	2,756,000	2,765,274
4.60%, 08/15/2027	1,714,000	1,722,076
4.65%, 09/15/2029	8,962,000	8,987,074
4.90%, 09/15/2031	5,766,000	5,796,623
5.00%, 09/15/2034	5,750,000	5,718,094
5.50%, 09/15/2054	6,893,000	6,838,255
5.65%, 09/15/2064	7,341,000	7,242,079
		39,069,475
Forest Products–0.00%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(b)	200,000	170,473
Gas Utilities–0.11%
Atmos Energy Corp.,
5.90%, 11/15/2033	651,000	699,623
6.20%, 11/15/2053	478,000	540,532
5.00%, 12/15/2054	2,652,000	2,524,730
Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(b)	400,000	311,719
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	790,000	810,343
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	556,000	582,420
Southwest Gas Corp., 5.45%, 03/23/2028	357,000	364,791
		5,834,158
Gold–0.02%
Navoi Mining & Metallurgical Combinat (Uzbekistan), 6.95%, 10/17/2031(b)	600,000	605,206
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	250,000	253,238
		858,444
Health Care Distributors–0.10%
Cardinal Health, Inc., 5.45%, 02/15/2034	1,239,000	1,260,988
Cencora, Inc., 5.13%, 02/15/2034(c)	1,095,000	1,097,280
McKesson Corp., 4.25%, 09/15/2029(c)	2,853,000	2,816,462
		5,174,730
Health Care Equipment–0.27%
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	1,907,000	1,926,767
5.40%, 03/20/2034	3,031,000	3,070,457
Principal Amount		Value
Health Care Equipment–(continued)
Stryker Corp.,
4.25%, 09/11/2029(c)	$4,278,000	$4,223,393
4.63%, 09/11/2034(c)	5,720,000	5,599,214
		14,819,831
Health Care Facilities–0.37%
Adventist Health System, 5.76%, 12/01/2034	1,320,000	1,354,485
HCA, Inc.,
5.45%, 09/15/2034	1,878,000	1,876,791
5.90%, 06/01/2053	1,007,000	1,006,363
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	2,064,000	1,272,607
Select Medical Corp., 6.25%, 12/01/2032(b)	2,260,000	2,266,059
Tenet Healthcare Corp., 6.13%, 10/01/2028(c)	500,000	501,653
Universal Health Services, Inc.,
4.63%, 10/15/2029(c)	3,690,000	3,596,986
5.05%, 10/15/2034	6,564,000	6,294,426
UPMC,
5.04%, 05/15/2033	1,372,000	1,380,969
5.38%, 05/15/2043	586,000	596,560
		20,146,899
Health Care REITs–0.07%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	717,000	719,242
5.63%, 05/15/2054	3,191,000	3,214,276
		3,933,518
Health Care Services–0.57%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	250,000	249,810
CommonSpirit Health,
5.32%, 12/01/2034(c)	4,693,000	4,775,183
5.55%, 12/01/2054(c)	1,758,000	1,786,176
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	112,000	112,465
6.00%, 01/15/2029(b)	150,000	140,112
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	101,000	104,183
CVS Health Corp.,
5.00%, 01/30/2029	773,000	775,344
5.25%, 01/30/2031	100,000	100,276
5.30%, 06/01/2033	786,000	780,258
DaVita, Inc., 6.88%, 09/01/2032(b)	5,214,000	5,388,997
Icon Investments Six DAC,
5.81%, 05/08/2027	1,791,000	1,826,245
5.85%, 05/08/2029	1,559,000	1,601,869
6.00%, 05/08/2034	1,948,000	2,003,581
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	9,679,000	9,442,225
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,098,000	730,054
Quest Diagnostics, Inc., 6.40%, 11/30/2033(c)	961,000	1,051,120
		30,867,898
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Supplies–0.31%
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	$250,000	$254,954
Solventum Corp.,
5.45%, 02/25/2027(b)	2,439,000	2,469,998
5.40%, 03/01/2029(b)	7,308,000	7,413,582
5.60%, 03/23/2034(b)	4,060,000	4,123,579
5.90%, 04/30/2054(b)(c)	2,318,000	2,374,018
		16,636,131
Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,187,201	1,109,291
Home Improvement Retail–0.17%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034(c)	6,865,000	6,771,230
Home Depot, Inc. (The), 4.90%, 04/15/2029	1,631,000	1,658,828
Lowe’s Cos., Inc.,
5.75%, 07/01/2053	222,000	230,363
5.80%, 09/15/2062	234,000	239,310
5.85%, 04/01/2063	366,000	377,378
		9,277,109
Homebuilding–0.07%
D.R. Horton, Inc., 5.00%, 10/15/2034	3,489,000	3,442,832
KB Home, 4.80%, 11/15/2029	250,000	242,743
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	250,000	251,665
		3,937,240
Hotel & Resort REITs–0.11%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	1,028,000	1,056,656
4.95%, 01/15/2035(c)	3,314,000	3,205,412
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	250,000	239,869
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	500,000	486,962
Service Properties Trust,
4.95%, 02/15/2027	473,000	450,442
5.50%, 12/15/2027	510,000	488,423
4.38%, 02/15/2030	347,000	271,013
		6,198,777
Hotels, Resorts & Cruise Lines–0.43%
Carnival Corp.,
6.00%, 05/01/2029(b)	185,000	185,803
7.00%, 08/15/2029(b)	989,000	1,034,926
Choice Hotels International, Inc., 5.85%, 08/01/2034(c)	2,004,000	2,048,192
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)	275,000	275,432
5.88%, 04/01/2029(b)(c)	1,796,000	1,813,229
6.13%, 04/01/2032(b)	2,392,000	2,417,403
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Marriott International, Inc.,
4.88%, 05/15/2029(c)	$697,000	$701,792
4.80%, 03/15/2030(c)	3,849,000	3,848,711
5.30%, 05/15/2034(c)	1,175,000	1,192,571
5.35%, 03/15/2035	3,788,000	3,820,881
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)(c)	500,000	500,457
6.25%, 03/15/2032(b)	1,501,000	1,534,729
6.00%, 02/01/2033(b)	4,041,000	4,094,313
		23,468,439
Housewares & Specialties–0.05%
Newell Brands, Inc.,
6.63%, 09/15/2029	250,000	257,120
6.38%, 05/15/2030	1,804,000	1,842,075
6.63%, 05/15/2032(c)	510,000	520,228
		2,619,423
Independent Power Producers & Energy Traders–0.30%
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	193,858
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	193,025
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia),
5.38%, 12/30/2030(b)	650,000	561,040
5.38%, 12/30/2030(b)	2,875,000	2,481,521
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	2,353,000	2,353,941
Vistra Corp.,
7.00%(b)(d)(f)	3,538,000	3,574,711
Series C, 8.88%(b)(c)(d)(f)	5,922,000	6,364,581
Zorlu Enerji Elektrik Uretim A.S. (Turkey), 11.00%, 04/23/2030(b)	800,000	807,151
		16,529,828
Industrial Conglomerates–0.24%
Honeywell International, Inc.,
4.88%, 09/01/2029(c)	2,680,000	2,727,047
4.95%, 09/01/2031	3,280,000	3,342,648
5.00%, 02/15/2033(c)	389,000	396,089
5.00%, 03/01/2035	2,682,000	2,706,252
5.35%, 03/01/2064	4,016,000	4,039,323
		13,211,359
Industrial Machinery & Supplies & Components–0.10%
Enpro, Inc., 5.75%, 10/15/2026	500,000	501,217
ESAB Corp., 6.25%, 04/15/2029(b)	500,000	509,287
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	2,330,000	2,362,553
5.40%, 08/14/2028	223,000	228,236
Nordson Corp.,
5.60%, 09/15/2028	385,000	397,702
5.80%, 09/15/2033(c)	645,000	680,643
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	$906,000	$927,285
		5,606,923
Industrial REITs–0.32%
LXP Industrial Trust, 6.75%, 11/15/2028	637,000	673,487
Prologis L.P.,
4.88%, 06/15/2028(c)	704,000	713,259
5.13%, 01/15/2034(c)	677,000	685,041
5.00%, 03/15/2034	3,992,000	4,002,999
5.00%, 01/31/2035	4,274,000	4,275,787
5.25%, 06/15/2053(c)	1,517,000	1,497,240
5.25%, 03/15/2054	5,668,000	5,619,396
		17,467,209
Insurance Brokers–0.07%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	40,000	46,540
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	1,077,000	1,096,535
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	1,152,000	1,200,545
5.45%, 03/15/2053	329,000	334,451
5.70%, 09/15/2053(c)	1,030,000	1,089,206
		3,767,277
Integrated Oil & Gas–0.68%
BP Capital Markets PLC, 6.13%(d)(f)	12,948,000	12,944,167
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	136,000	114,185
7.75%, 02/01/2032	7,631,000	7,497,311
8.38%, 01/19/2036	4,801,000	4,732,418
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	1,525,000	1,549,421
Occidental Petroleum Corp.,
5.00%, 08/01/2027	628,000	630,958
5.20%, 08/01/2029	1,964,000	1,972,041
5.38%, 01/01/2032	3,552,000	3,536,661
5.55%, 10/01/2034	1,736,000	1,727,531
6.45%, 09/15/2036	1,412,000	1,484,853
4.63%, 06/15/2045	747,000	591,498
Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(b)	200,000	189,742
		36,970,786
Integrated Telecommunication Services–0.40%
AT&T, Inc., 5.40%, 02/15/2034(c)	938,000	964,627
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	10,020,000	9,752,540
IHS Holding Ltd. (Nigeria), 5.63%, 11/29/2026(b)(c)	206,000	204,663
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	500,000	508,699
7.00%, 10/15/2028(b)	200,000	203,276
8.50%, 04/15/2031(b)(c)	2,973,000	3,167,819
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Ooredoo International Finance Ltd. (Qatar), 4.63%, 10/10/2034(b)	$265,000	$257,694
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	200,000	190,863
Turk Telekomunikasyon A.S. (Turkey), 7.38%, 05/20/2029(b)	700,000	716,352
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	5,238,000	5,578,470
		21,545,003
Interactive Media & Services–0.67%
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	300,000	272,954
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	373,000	363,898
Meta Platforms, Inc.,
4.30%, 08/15/2029(c)	5,199,000	5,179,902
4.55%, 08/15/2031(c)	1,700,000	1,697,991
4.75%, 08/15/2034(c)	7,315,000	7,315,865
5.40%, 08/15/2054	8,297,000	8,477,666
5.75%, 05/15/2063	1,025,000	1,089,608
5.55%, 08/15/2064	11,733,000	12,123,717
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	180,453
		36,702,054
Investment Banking & Brokerage–1.77%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	1,204,000	1,278,685
Charles Schwab Corp. (The), Series K, 5.00%(c)(d)(f)	424,000	415,727
Goldman Sachs Group, Inc. (The),
5.66% (SOFR + 0.79%), 12/09/2026(g)	669,000	671,090
5.73%, 04/25/2030(d)	2,460,000	2,539,717
5.05%, 07/23/2030(d)	4,558,000	4,583,303
4.69%, 10/23/2030(c)(d)	5,660,000	5,613,882
5.85%, 04/25/2035(d)	2,875,000	3,014,616
5.33%, 07/23/2035(d)	3,647,000	3,684,230
5.02%, 10/23/2035(c)(d)	9,731,000	9,620,737
Series V, 4.13%(c)(d)(f)	1,671,000	1,607,559
Series W, 7.50%(c)(d)(f)	8,880,000	9,527,565
Series X, 7.50%(c)(d)(f)	10,178,000	10,675,770
Series Y, 6.13%(c)(d)(f)	14,396,000	14,453,190
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	267,000	274,165
9.00%, 06/15/2030	245,000	243,368
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.12%, 02/01/2029(d)	$258,000	$260,584
5.16%, 04/20/2029(d)	894,000	903,807
5.45%, 07/20/2029(d)	458,000	468,026
6.41%, 11/01/2029(c)(d)	1,172,000	1,238,470
5.17%, 01/16/2030(d)	954,000	966,319
5.04%, 07/19/2030(d)	3,263,000	3,287,522
4.65%, 10/18/2030(c)(d)	8,379,000	8,307,045
5.25%, 04/21/2034(d)	134,000	135,355
5.42%, 07/21/2034(d)	910,000	927,007
5.47%, 01/18/2035(d)	1,000,000	1,021,695
5.83%, 04/19/2035(d)	2,476,000	2,597,581
5.32%, 07/19/2035(c)(d)	5,049,000	5,124,418
5.95%, 01/19/2038(d)	221,000	226,138
5.94%, 02/07/2039(d)	2,365,000	2,422,474
		96,090,045
Leisure Facilities–0.02%
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	250,000	250,449
8.13%, 01/15/2029(b)	700,000	743,398
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	83,000	85,120
		1,078,967
Leisure Products–0.05%
Brunswick Corp.,
5.85%, 03/18/2029(c)	1,351,000	1,386,864
5.10%, 04/01/2052(c)	413,000	341,599
Polaris, Inc., 6.95%, 03/15/2029(c)	920,000	978,039
		2,706,502
Life & Health Insurance–1.96%
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	4,177,000	4,274,694
4.95%, 03/30/2035(b)(c)	6,976,000	6,901,285
5.40%, 09/30/2054(b)(c)	3,937,000	3,884,925
Athene Global Funding, 5.58%, 01/09/2029(b)	4,143,000	4,228,579
Athene Holding Ltd., 6.25%, 04/01/2054	1,795,000	1,891,136
Corebridge Global Funding,
5.90%, 09/19/2028(b)	990,000	1,026,978
5.20%, 01/12/2029(b)	2,271,000	2,303,746
5.20%, 06/24/2029(b)	3,995,000	4,048,790
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	11,863,000	11,751,962
Series 21-1, 2.66%, 06/29/2026(b)	31,380,000	30,226,431
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	691,000	725,811
GA Global Funding Trust, 5.50%, 01/08/2029(b)	1,071,000	1,093,047
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	27,101,000	24,544,563
MetLife, Inc., 5.25%, 01/15/2054	82,000	81,421
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	1,121,000	1,139,452
Principal Amount		Value
Life & Health Insurance–(continued)
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(d)	$4,011,000	$4,124,229
Pacific Life Global Funding II, 5.55% (SOFR + 0.80%), 03/30/2025(b)(g)	1,864,000	1,866,638
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	2,398,000	2,371,489
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(f)	204,000	204,846
		106,690,022
Managed Health Care–0.11%
Humana, Inc., 5.75%, 12/01/2028	701,000	721,963
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	116,000	86,128
3.00%, 06/01/2051	82,000	57,107
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	534,000	546,646
5.30%, 02/15/2030	915,000	944,013
5.35%, 02/15/2033	782,000	809,467
5.63%, 07/15/2054	1,814,000	1,883,310
5.20%, 04/15/2063	367,000	353,345
5.75%, 07/15/2064	311,000	325,177
		5,727,156
Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	220,680
Marine Transportation–0.19%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	800,000	842,512
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	9,046,000	9,446,998
		10,289,510
Metal, Glass & Plastic Containers–0.01%
Ball Corp., 6.88%, 03/15/2028	250,000	258,747
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	250,000	251,481
		510,228
Mortgage REITs–0.00%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	47,000	47,810
Movies & Entertainment–0.04%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	280,000	247,723
Netflix, Inc., 5.40%, 08/15/2054	669,000	684,727
Walt Disney Co. (The), 6.55%, 03/15/2033	6,000	6,725
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Movies & Entertainment–(continued)
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	$594,000	$502,232
5.14%, 03/15/2052	393,000	316,178
5.39%, 03/15/2062	656,000	523,371
		2,280,956
Multi-Family Residential REITs–0.17%
AvalonBay Communities, Inc., 5.30%, 12/07/2033(c)	1,527,000	1,564,736
Essex Portfolio L.P., 5.50%, 04/01/2034	1,387,000	1,417,015
Mid-America Apartments L.P., 5.30%, 02/15/2032(c)	4,555,000	4,674,985
UDR, Inc., 5.13%, 09/01/2034(c)	1,498,000	1,488,723
		9,145,459
Multi-line Insurance–0.24%
Allianz SE (Germany), 3.50%(b)(c)(d)(f)	13,800,000	13,284,558
Multi-Utilities–1.35%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	1,468,000	1,476,865
Ameren Illinois Co., 4.95%, 06/01/2033(c)	543,000	547,368
Black Hills Corp., 6.15%, 05/15/2034	1,381,000	1,476,511
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	12,746,000	12,788,407
Dominion Energy, Inc.,
5.38%, 11/15/2032(c)	743,000	762,228
6.63%, 05/15/2055(c)(d)	4,677,000	4,803,747
Series B, 7.00%, 06/01/2054(d)	2,485,000	2,639,664
Series A, 6.88%, 02/01/2055(c)(d)	1,898,000	2,001,410
DTE Electric Co., 5.20%, 03/01/2034(c)	1,102,000	1,127,443
DTE Energy Co.,
4.95%, 07/01/2027	2,029,000	2,042,717
5.85%, 06/01/2034(c)	1,087,000	1,143,166
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,531,000	1,561,333
5.63%, 04/10/2034(b)	1,401,000	1,440,649
5.88%, 04/10/2054(b)(c)	1,371,000	1,403,494
NiSource, Inc.,
5.25%, 03/30/2028	248,000	252,473
5.35%, 04/01/2034(c)	2,073,000	2,110,132
6.95%, 11/30/2054(c)(d)	3,733,000	3,828,113
6.38%, 03/31/2055(c)(d)	2,782,000	2,800,485
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028(c)	1,808,000	1,884,865
Sempra,
6.40%, 10/01/2054(c)(d)	8,083,000	8,109,829
6.88%, 10/01/2054(c)(d)	3,748,000	3,840,587
6.55%, 04/01/2055(d)	8,349,000	8,391,998
6.63%, 04/01/2055(d)	6,569,000	6,626,681
WEC Energy Group, Inc., 5.15%, 10/01/2027	419,000	425,900
		73,486,065
Principal Amount		Value
Office REITs–0.37%
Boston Properties L.P., 5.75%, 01/15/2035(c)	$9,246,000	$9,280,918
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	2,592,000	2,737,722
8.88%, 04/12/2029	3,859,000	4,170,443
Cousins Properties L.P., 5.88%, 10/01/2034	3,783,000	3,862,446
Office Properties Income Trust, 9.00%, 09/30/2029(b)	309,000	270,374
		20,321,903
Oil & Gas Drilling–0.04%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	377,000	379,229
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(c)	674,000	722,675
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	243,000	254,455
Transocean Poseidon Ltd., 6.88%, 02/01/2027(b)	660,000	663,769
		2,020,128
Oil & Gas Exploration & Production–0.75%
Adnoc Murban Rsc Ltd. (United Arab Emirates), 4.50%, 09/11/2034(b)	800,000	768,123
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	4,093,000	4,247,863
ConocoPhillips Co., 5.70%, 09/15/2063	559,000	574,878
Diamondback Energy, Inc.,
5.20%, 04/18/2027(c)	2,069,000	2,096,122
5.15%, 01/30/2030(c)	2,305,000	2,333,410
5.40%, 04/18/2034	2,289,000	2,312,822
5.90%, 04/18/2064	1,215,000	1,212,308
Expand Energy Corp., 5.38%, 03/15/2030	1,735,000	1,723,617
Gran Tierra Energy, Inc. (Colombia), 9.50%, 10/15/2029(b)(c)	408,000	389,405
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 02/01/2029(b)	550,000	534,529
6.88%, 05/15/2034(b)	3,848,000	3,733,240
7.25%, 02/15/2035(b)	10,485,000	10,271,443
SM Energy Co., 6.50%, 07/15/2028	500,000	501,397
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,462,000	3,566,393
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	6,615,532
		40,881,082
Oil & Gas Refining & Marketing–0.24%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	3,205,000	3,152,129
Empresa Nacional del Petroleo (Chile),
6.15%, 05/10/2033(b)	600,000	610,855
5.95%, 07/30/2034(b)	2,578,000	2,601,996
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66 Co., 5.30%, 06/30/2033(c)	$832,000	$842,949
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	197,293
Raizen Fuels Finance S.A. (Brazil),
6.45%, 03/05/2034(b)	270,000	277,072
5.70%, 01/17/2035(b)	5,051,000	4,864,568
6.95%, 03/05/2054(b)	225,000	232,908
		12,779,770
Oil & Gas Storage & Transportation–2.89%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	190,315
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	4,762,000	4,851,611
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	761,000	790,367
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	368,000	374,085
5.10%, 10/01/2031(b)	3,061,000	3,024,699
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	7,765,000	7,754,714
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	4,178,000	4,170,980
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	802,000	832,254
7.38%, 01/15/2083(d)	598,000	611,567
7.63%, 01/15/2083(c)(d)	708,000	748,230
Series NC5, 8.25%, 01/15/2084(d)	390,000	413,587
Energy Transfer L.P.,
6.10%, 12/01/2028	468,000	490,554
6.40%, 12/01/2030	359,000	383,623
6.55%, 12/01/2033	822,000	891,007
5.55%, 05/15/2034(c)	1,376,000	1,398,651
5.95%, 05/15/2054	1,274,000	1,287,118
8.00%, 05/15/2054(d)	3,819,000	4,064,707
6.05%, 09/01/2054	4,110,000	4,234,870
7.13%, 10/01/2054(d)	13,492,000	13,746,528
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	750,000	766,512
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	5,540,000	5,559,697
6.13%, 02/23/2038(b)	2,540,000	2,601,554
6.51%, 02/23/2042(b)	5,385,000	5,629,113
6.10%, 08/23/2042(b)	7,240,000	7,277,098
Kinder Morgan, Inc.,
4.80%, 02/01/2033	395,000	384,129
5.20%, 06/01/2033	863,000	862,963
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	250,000	272,258
MPLX L.P., 4.95%, 03/14/2052	346,000	308,092
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	$57,000	$53,221
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	375,000	384,397
8.38%, 02/15/2032(b)	4,712,000	4,826,563
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	695,000	706,732
ONEOK, Inc.,
4.25%, 09/24/2027	6,511,000	6,444,463
5.65%, 11/01/2028	457,000	471,414
4.40%, 10/15/2029	5,521,000	5,425,912
5.80%, 11/01/2030	638,000	665,618
6.05%, 09/01/2033	1,102,000	1,161,305
6.63%, 09/01/2053	1,566,000	1,741,722
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(d)	3,112,000	3,259,503
7.63%, 03/01/2055(b)(d)	5,262,000	5,447,696
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)(c)	1,622,000	1,620,756
5.03%, 10/01/2029(b)	5,092,000	5,054,107
5.58%, 10/01/2034(b)(c)	5,261,000	5,261,972
6.18%, 10/01/2054(b)	2,299,000	2,330,564
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	6,810,000	6,935,992
Targa Resources Corp.,
5.50%, 02/15/2035	1,493,000	1,515,636
6.25%, 07/01/2052	291,000	308,564
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	220,000	225,833
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	500,000	522,901
9.50%, 02/01/2029(b)	5,388,000	6,022,264
7.00%, 01/15/2030(b)	1,573,000	1,609,841
9.88%, 02/01/2032(b)(c)	3,726,000	4,145,730
Western Midstream Operating L.P.,
6.15%, 04/01/2033	761,000	791,626
5.45%, 11/15/2034	3,989,000	3,959,445
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,075,000	2,115,673
4.80%, 11/15/2029(c)	4,965,000	4,961,601
5.65%, 03/15/2033(c)	823,000	849,528
5.15%, 03/15/2034	1,379,000	1,376,507
5.80%, 11/15/2054	2,790,000	2,885,585
		157,003,554
Other Specialized REITs–0.01%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	500,000	481,909
Other Specialty Retail–0.01%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	238,960
Tractor Supply Co., 5.25%, 05/15/2033(c)	282,000	286,048
		525,008
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Packaged Foods & Meats–0.49%
Frigorifico Concepcion S.A. (Paraguay), 7.70%, 07/21/2028(b)	$900,000	$673,314
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	646,000	694,124
McCormick & Co., Inc., 4.70%, 10/15/2034	5,613,000	5,437,262
Minerva (Luxembourg) S.A. (Brazil),
4.38%, 03/18/2031(b)	5,211,000	4,448,959
8.88%, 09/13/2033(b)	5,589,000	5,901,190
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	2,853,000	2,826,421
The Campbell’s Company,
5.30%, 03/20/2026	766,000	771,253
5.20%, 03/21/2029	1,251,000	1,272,627
5.40%, 03/21/2034	1,642,000	1,672,261
5.25%, 10/13/2054	3,129,000	3,020,951
		26,718,362
Paper & Plastic Packaging Products & Materials–0.20%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	5,203,000	5,306,302
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	1,321,000	1,376,637
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	1,529,000	1,551,140
5.44%, 04/03/2034(b)	1,514,000	1,547,956
5.78%, 04/03/2054(b)	1,259,000	1,307,243
		11,089,278
Paper Products–0.16%
Inversiones CMPC S.A. (Chile), 6.13%, 02/26/2034(b)	225,000	230,199
Magnera Corp., 7.25%, 11/15/2031(b)(c)	8,120,000	8,011,557
Suzano Austria GmbH (Brazil), 7.00%, 03/16/2047(b)	205,000	220,839
		8,462,595
Passenger Airlines–0.33%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	136,591	120,395
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	250,000	250,092
5.75%, 04/20/2029(b)(c)	775,000	774,406
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	3,522,000	3,443,095
5.31%, 10/20/2031(b)	4,035,000	3,955,811
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	861,208	777,254
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	123,877	123,269
4.75%, 10/20/2028(b)	736,842	732,071
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	$219,733	$225,246
Series 24-A, 5.88%, 02/15/2037	3,762,000	3,934,956
Series AA, 5.45%, 02/15/2037	3,569,000	3,666,814
		18,003,409
Passenger Ground Transportation–0.44%
Uber Technologies, Inc.,
4.30%, 01/15/2030(c)	10,473,000	10,253,596
4.80%, 09/15/2034(c)	6,425,000	6,293,397
5.35%, 09/15/2054(c)	7,456,000	7,278,017
		23,825,010
Personal Care Products–0.07%
Kenvue, Inc.,
5.35%, 03/22/2026	191,000	193,089
5.05%, 03/22/2028	470,000	479,908
5.00%, 03/22/2030(c)	1,610,000	1,646,744
4.90%, 03/22/2033(c)	1,051,000	1,058,314
5.20%, 03/22/2063	463,000	454,976
		3,833,031
Pharmaceuticals–0.76%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029(c)	1,363,000	1,380,213
4.90%, 02/26/2031	1,546,000	1,569,135
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029(c)	771,000	782,252
5.90%, 11/15/2033(c)	908,000	975,462
6.25%, 11/15/2053	616,000	691,443
6.40%, 11/15/2063	1,447,000	1,646,354
Eli Lilly and Co.,
4.70%, 02/09/2034	1,021,000	1,012,120
5.00%, 02/09/2054	33,000	32,153
5.05%, 08/14/2054(c)	5,672,000	5,578,210
5.10%, 02/09/2064	1,723,000	1,675,815
5.20%, 08/14/2064	1,585,000	1,565,101
Merck & Co., Inc.,
5.00%, 05/17/2053(c)	410,000	395,465
5.15%, 05/17/2063	285,000	276,618
Novartis Capital Corp. (Switzerland),
3.80%, 09/18/2029(c)	5,924,000	5,765,167
4.00%, 09/18/2031(c)	4,645,000	4,495,157
4.20%, 09/18/2034(c)	8,390,000	8,025,237
4.70%, 09/18/2054	5,678,000	5,316,927
		41,182,829
Property & Casualty Insurance–0.23%
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	1,954,000	2,084,616
6.10%, 03/15/2055(b)(c)	5,955,000	6,182,692
Markel Group, Inc., 6.00%(d)(f)	3,627,000	3,631,065
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	396,000	410,520
		12,308,893
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Rail Transportation–0.22%
CSX Corp., 4.90%, 03/15/2055(c)	$5,354,000	$5,047,540
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	209,000	141,047
Norfolk Southern Corp.,
5.05%, 08/01/2030(c)	754,000	769,266
5.55%, 03/15/2034	825,000	860,343
5.35%, 08/01/2054(c)	528,000	528,245
5.95%, 03/15/2064(c)	1,049,000	1,130,899
TTX Co., 5.05%, 11/15/2034(b)	2,484,000	2,504,413
Union Pacific Corp., 5.15%, 01/20/2063	895,000	874,303
		11,856,056
Real Estate Development–0.25%
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	8,500,000	9,385,839
6.88%, 07/15/2029(c)	4,084,000	4,214,084
		13,599,923
Regional Banks–0.28%
Banco Internacional del Peru S.A.A. Interbank (Peru), 3.25%, 10/04/2026(b)	200,000	193,447
Citizens Financial Group, Inc., 5.64%, 05/21/2037(c)(d)	402,000	395,981
M&T Bank Corp., 5.05%, 01/27/2034(d)	439,000	426,888
Regions Financial Corp., 5.72%, 06/06/2030(d)	3,515,000	3,600,375
Synovus Financial Corp., 6.17%, 11/01/2030(d)	3,222,000	3,281,406
Truist Financial Corp.,
6.05%, 06/08/2027(c)(d)	752,000	765,499
4.87%, 01/26/2029(d)	454,000	454,146
7.16%, 10/30/2029(d)	1,017,000	1,094,670
5.44%, 01/24/2030(c)(d)	857,000	872,135
4.92%, 07/28/2033(d)	701,000	677,113
6.12%, 10/28/2033(d)	431,000	456,714
5.87%, 06/08/2034(d)	805,000	839,101
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	2,313,000	2,382,616
		15,440,091
Reinsurance–0.33%
Global Atlantic (Fin) Co.,
4.70%, 10/15/2051(b)(d)	5,724,000	5,507,013
6.75%, 03/15/2054(b)	3,884,000	4,104,643
7.95%, 10/15/2054(b)(d)	3,506,000	3,684,214
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(d)	4,800,000	4,875,836
		18,171,706
Renewable Electricity–0.02%
Idaho Power Co., 5.20%, 08/15/2034(c)	1,186,000	1,207,660
Research & Consulting Services–0.00%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	259,000	251,478
Principal Amount		Value
Restaurants–0.23%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	$2,454,000	$2,458,587
Alsea S.A.B. de C.V. (Mexico), 7.75%, 12/14/2026(b)	400,000	406,340
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)(c)	322,000	322,404
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	500,000	493,596
McDonald’s Corp.,
4.80%, 08/14/2028	2,402,000	2,423,207
4.95%, 08/14/2033(c)	2,005,000	2,033,431
5.45%, 08/14/2053	338,000	339,523
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	3,899,000	4,196,657
		12,673,745
Retail REITs–0.49%
Agree L.P., 5.63%, 06/15/2034	1,466,000	1,504,292
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	1,208,000	1,250,551
Kimco Realty OP LLC, 4.85%, 03/01/2035(c)	4,292,000	4,195,396
Kite Realty Group L.P.,
4.95%, 12/15/2031(c)	2,555,000	2,532,333
5.50%, 03/01/2034(c)	488,000	495,689
NNN REIT, Inc.,
5.60%, 10/15/2033	502,000	517,534
5.50%, 06/15/2034(c)	1,630,000	1,666,379
Realty Income Corp.,
5.63%, 10/13/2032	331,000	345,682
5.38%, 09/01/2054	1,249,000	1,243,871
Regency Centers L.P.,
5.25%, 01/15/2034(c)	979,000	993,720
5.10%, 01/15/2035	1,588,000	1,584,516
Simon Property Group L.P., 4.75%, 09/26/2034	10,523,000	10,238,419
		26,568,382
Security & Alarm Services–0.01%
Brink’s Co. (The), 6.50%, 06/15/2029(b)	500,000	511,509
Self-Storage REITs–0.12%
Extra Space Storage L.P.,
5.70%, 04/01/2028	277,000	285,630
5.40%, 02/01/2034	1,809,000	1,831,192
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	1,432,000	1,419,008
Public Storage Operating Co.,
5.13%, 01/15/2029	194,000	198,579
5.10%, 08/01/2033(c)	1,170,000	1,189,786
5.35%, 08/01/2053	1,828,000	1,840,940
		6,765,135
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Semiconductors–0.28%
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	$1,244,000	$1,267,709
6.15%, 01/25/2032(b)	3,642,000	3,735,040
5.88%, 01/25/2034(b)	1,691,000	1,700,306
6.25%, 01/25/2035(b)	4,977,000	5,146,046
6.40%, 01/25/2038(b)	1,335,000	1,393,796
Micron Technology, Inc., 5.30%, 01/15/2031	1,156,000	1,172,194
SK hynix, Inc. (South Korea), 6.38%, 01/17/2028(b)	600,000	625,428
		15,040,519
Single-Family Residential REITs–0.21%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	4,084,000	4,143,216
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	250,000	252,599
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035(c)	6,933,000	6,748,384
		11,144,199
Soft Drinks & Non-alcoholic Beverages–0.09%
Coca-Cola Co. (The), 5.40%, 05/13/2064	4,872,000	4,968,537
Sovereign Debt–1.67%
Brazilian Government International Bond (Brazil),
6.13%, 01/22/2032	11,049,000	11,071,832
6.13%, 03/15/2034	9,265,000	9,130,010
4.75%, 01/14/2050	800,000	587,280
7.13%, 05/13/2054	3,831,000	3,802,524
Colombia Government International Bond (Colombia),
8.00%, 04/20/2033	200,000	209,271
7.50%, 02/02/2034	3,455,000	3,478,214
7.75%, 11/07/2036	11,139,000	11,195,811
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	3,624,000	3,840,534
Dominican Republic International Bond (Dominican Republic), 4.50%, 01/30/2030(b)	200,000	186,740
Finance Department Government of Sharjah (United Arab Emirates), 6.13%, 03/06/2036(b)	670,000	669,913
Ghana Government International Bond (Ghana),
0.00%, 07/03/2026(b)(e)	157,984	147,563
5.00%, 07/03/2029(b)(j)	1,194,754	1,051,705
0.00%, 01/03/2030(b)(e)	272,529	215,107
5.00%, 07/03/2035(b)(j)	1,718,076	1,225,300
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	4,175,000	4,143,687
7.05%, 10/04/2032(b)	200,000	210,825
6.55%, 02/06/2037(b)	3,245,000	3,254,735
Principal Amount		Value
Sovereign Debt–(continued)
Israel Government International Bond (Israel), 4.50%, 01/17/2033	$200,000	$188,111
Mexico Government International Bond (Mexico), 6.34%, 05/04/2053	200,000	187,080
Oman Government International Bond (Oman),
6.00%, 08/01/2029(b)	200,000	205,596
6.25%, 01/25/2031(b)	600,000	627,387
Oriental Republic of Uruguay (Uruguay), 5.25%, 09/10/2060	800,000	765,600
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	2,934,000	2,908,568
Republic of Poland Government International Bond (Poland), 5.50%, 03/18/2054	340,000	330,317
Republic of South Africa Government International Bond (South Africa),
5.38%, 07/24/2044	1,000,000	791,846
5.75%, 09/30/2049	200,000	157,812
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	300,000	296,138
6.63%, 02/17/2028(b)	5,030,000	5,150,720
5.88%, 01/30/2029(b)	3,552,000	3,526,044
3.63%, 03/27/2032(b)	300,000	252,315
7.13%, 01/17/2033(b)	3,760,000	3,901,846
5.75%, 03/24/2035(b)	7,010,000	6,479,941
7.63%, 01/17/2053(b)	500,000	528,347
Saudi Government International Bond (Saudi Arabia),
4.38%, 04/16/2029(b)	415,000	408,950
5.00%, 01/18/2053(b)	200,000	179,071
Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	300,000	313,141
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	8,505,000	8,350,847
Turkiye Government International Bond (Turkey), 7.63%, 05/15/2034	695,000	724,766
		90,695,494
Specialized Consumer Services–0.01%
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	800,000	739,680
Specialized Finance–0.24%
Blackstone Private Credit Fund,
4.95%, 09/26/2027(b)(c)	3,036,000	2,996,980
6.25%, 01/25/2031(c)	1,005,000	1,029,359
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	129,000	130,193
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	2,756,000	2,789,754
5.55%, 04/03/2034(b)	5,754,000	5,851,310
		12,797,596
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Specialty Chemicals–0.40%
OCP S.A. (Morocco), 3.75%, 06/23/2031(b)	$200,000	$174,345
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026(c)	5,450,000	5,265,131
6.50%, 09/27/2028(c)	300,000	291,886
8.75%, 05/03/2029(b)(c)	6,740,000	6,945,435
5.50%, 03/18/2031	4,114,000	3,574,851
Sociedad Quimica y Minera de Chile S.A. (Chile),
6.50%, 11/07/2033(b)	3,926,000	4,095,721
5.50%, 09/10/2034(b)	340,000	328,426
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	1,064,000	1,080,910
		21,756,705
Steel–0.23%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	250,000	250,687
4.63%, 03/01/2029(b)(c)	500,000	473,333
6.88%, 11/01/2029(b)	4,286,000	4,319,178
7.38%, 05/01/2033(b)(c)	3,427,000	3,493,382
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	4,145,000	4,220,868
		12,757,448
Systems Software–0.51%
Oracle Corp.,
6.25%, 11/09/2032	963,000	1,043,210
4.90%, 02/06/2033(c)	816,000	812,842
4.70%, 09/27/2034(c)	8,549,000	8,330,051
6.90%, 11/09/2052	679,000	797,749
5.38%, 09/27/2054	9,976,000	9,699,406
5.50%, 09/27/2064	7,512,000	7,283,183
		27,966,441
Technology Hardware, Storage & Peripherals–0.30%
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	6,501,000	6,416,999
5.60%, 10/15/2054	9,295,000	9,228,241
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)	400,000	430,171
Seagate HDD Cayman, 4.09%, 06/01/2029	275,000	260,123
		16,335,534
Telecom Tower REITs–0.00%
SBA Communications Corp., 3.13%, 02/01/2029	275,000	251,799
Tobacco–0.81%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	616,000	641,917
6.00%, 02/20/2034(c)	695,000	729,687
7.08%, 08/02/2043	235,000	264,201
Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
5.00%, 11/17/2025	$286,000	$287,310
4.38%, 11/01/2027	5,849,000	5,824,085
5.13%, 11/17/2027(c)	883,000	897,229
4.88%, 02/15/2028(c)	1,853,000	1,869,820
5.25%, 09/07/2028	1,367,000	1,398,442
4.88%, 02/13/2029(c)	3,534,000	3,565,680
4.63%, 11/01/2029(c)	6,649,000	6,631,743
5.13%, 02/13/2031(c)	945,000	961,202
4.75%, 11/01/2031	5,081,000	5,047,752
5.75%, 11/17/2032(c)	420,000	440,623
5.38%, 02/15/2033	2,054,000	2,102,050
5.63%, 09/07/2033	1,157,000	1,205,576
5.25%, 02/13/2034	10,000	10,154
4.90%, 11/01/2034(c)	12,251,000	12,098,818
		43,976,289
Trading Companies & Distributors–0.43%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	4,326,000	4,336,151
Air Lease Corp., Series D, 6.00%(c)(d)(f)	2,296,000	2,277,265
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	526,000	516,549
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	3,887,000	3,810,761
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	1,300,000	1,285,364
7.00%, 05/01/2031(b)	3,139,000	3,256,725
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)(c)	3,521,000	3,580,490
5.13%, 07/17/2034(b)	4,464,000	4,550,219
		23,613,524
Transaction & Payment Processing Services–0.15%
Fiserv, Inc.,
5.38%, 08/21/2028(c)	1,878,000	1,919,117
5.63%, 08/21/2033	1,233,000	1,278,491
5.45%, 03/15/2034	3,616,000	3,701,271
Mastercard, Inc., 4.85%, 03/09/2033	1,174,000	1,189,942
		8,088,821
Wireless Telecommunication Services–0.19%
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	199,187
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(b)	200,000	149,091
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	180,250	180,038
5.15%, 03/20/2028(b)	1,005,200	1,011,641
T-Mobile USA, Inc.,
5.65%, 01/15/2053(c)	875,000	893,343
6.00%, 06/15/2054	458,000	490,073
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	$250,000	$242,337
4.13%, 06/04/2081(d)	2,580,000	2,318,065
5.13%, 06/04/2081(d)	6,245,000	4,874,131
		10,357,906
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,625,336,423)		2,640,432,844
U.S. Government Sponsored Agency Mortgage-Backed Securities–32.22%
Collateralized Mortgage Obligations–0.65%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(k)	1,947	260
6.00%, 07/25/2033(k)	1,915	262
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(l)	4,736,000	4,645,985
Series K085, Class AM, 4.06%, 10/25/2028(l)	4,736,000	4,657,101
Series K089, Class AM, 3.63%, 01/25/2029(l)	8,018,000	7,754,294
Series K088, Class AM, 3.76%, 01/25/2029(l)	18,944,000	18,444,096
		35,501,998
Federal Home Loan Mortgage Corp. (FHLMC)–1.82%
3.50%, 08/01/2026	47,615	46,991
7.00%, 05/01/2028 to 06/01/2032	193,660	200,774
6.00%, 03/01/2029 to 08/01/2053	57,775,776	59,015,032
7.50%, 05/01/2030 to 05/01/2035	175,253	179,001
8.50%, 08/01/2031	10,378	10,965
3.00%, 02/01/2032	824,763	791,009
6.50%, 08/01/2032 to 09/01/2036	51,622	53,782
8.00%, 08/01/2032	7,383	7,718
5.50%, 01/01/2034 to 07/01/2053	29,332,581	29,518,765
5.00%, 07/01/2034 to 06/01/2040	796,505	807,519
4.50%, 02/01/2040 to 10/01/2046	8,546,217	8,453,337
ARM, 6.32% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.06%), 12/01/2036(g)	27,150	28,071
6.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(g)	2,405	2,454
7.50% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(g)	38,921	39,802
		99,155,220
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–8.93%
6.50%, 07/01/2028 to 01/01/2037	$29,824	$30,811
7.50%, 02/01/2030 to 08/01/2037	264,986	273,333
9.50%, 04/01/2030	75	75
3.50%, 12/01/2030 to 05/01/2047	22,004,282	20,391,396
7.00%, 03/01/2032 to 02/01/2034	121,561	125,915
8.50%, 10/01/2032	16,927	17,619
5.50%, 04/01/2033 to 09/01/2053	31,475,889	31,634,590
8.00%, 04/01/2033	14,817	15,507
6.00%, 04/01/2037 to 10/01/2039	5,560	5,747
5.00%, 12/01/2039	247,426	250,585
3.00%, 08/01/2043	1,730,857	1,566,181
4.00%, 12/01/2048	14,508,378	13,783,519
ARM, 6.94% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(g)	39,264	40,775
5.98% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2037(g)	24,181	25,030
6.57% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(g)	12,903	13,098
TBA, 4.50%, 12/01/2053(m)	109,680,465	105,329,378
5.00%, 12/01/2053(m)	318,200,654	312,264,742
		485,768,301
Government National Mortgage Association (GNMA)–5.19%
TBA, 5.00%, 12/19/2024(m)	23,000,000	22,669,450
5.50%, 12/19/2024(m)	77,448,000	77,527,735
4.50%, 12/01/2054(m)	99,574,000	96,091,142
6.00%, 12/01/2054(m)	82,162,000	82,999,739
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(g)	101	101
5.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(g)	211	210
5.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(g)	274	273
8.00%, 08/15/2025 to 06/15/2026	741	743
6.56%, 01/15/2027	21,591	21,882
7.00%, 10/15/2028 to 09/15/2032	55,471	56,195
6.00%, 11/15/2028 to 02/15/2033	26,220	27,159
6.50%, 01/15/2029 to 09/15/2034	33,275	33,830
7.50%, 05/15/2031 to 05/15/2032	2,891	2,908
5.50%, 06/15/2035	14,788	15,190
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
5.00%, 07/15/2035	$1,335	$1,342
4.00%, 03/20/2048	2,624,013	2,477,977
		281,925,876
Uniform Mortgage-Backed Securities–15.63%
TBA, 2.50%, 12/01/2054(m)	76,374,725	63,925,892
3.00%, 12/01/2054(m)	179,689,616	156,650,971
3.50%, 12/01/2054(m)	115,745,913	104,927,677
4.00%, 12/01/2054(m)	112,356,773	105,090,015
5.50%, 12/01/2054(m)	286,076,124	285,769,699
6.00%, 12/01/2054(m)	132,039,491	133,605,366
		849,969,620
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,744,993,445)		1,752,321,015

Asset-Backed Securities–22.62%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(l)	83,550	83,193
Series 2005-1, Class 4A1, 5.80%, 05/25/2035(l)	290,311	277,958
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	12,543,690
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(l)	638,916	614,573
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(l)	2,634,155	2,469,331
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(l)	1,562,730	1,475,842
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(l)	2,390,859	2,044,250
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(l)	6,421,555	5,508,272
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	11,638,186	10,697,916
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	3,280,708	3,315,685
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	9,694,063	9,676,192
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	13,270,032	13,344,002
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	7,771,831	7,759,823
Apidos CLO XII, Series 2013- 12A, Class ARR, 5.74% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(g)	7,734,208	7,748,710
Apidos CLO XXV, Series 2016- 25A, Class A1R2, 5.77% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(g)	10,840,100	10,854,626
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$20,133,000	$19,621,042
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,287,947
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	3,965,099
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,475,000	2,490,600
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	13,131,000	13,409,301
Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 5.95% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(g)	5,777,000	5,788,999
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(l)	4,394,000	4,328,557
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	3,175,000	3,231,451
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(l)	9,945,674	8,504,440
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(l)	9,944,907	8,152,272
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(l)	8,941,878	7,892,144
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(l)	10,344,140	8,851,877
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(l)	12,621,825	10,362,408
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 7.37%, 08/25/2033(l)	13,418	13,080
Series 2004-10, Class 21A1, 0.00%, 01/25/2035(l)	208,392	199,960
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	125,524	119,653
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.91%, 11/25/2034(l)	170,265	172,055
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.71%, 04/10/2051(l)	6,921,000	5,997,204
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	15,004,836
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	10,403,915
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(l)	2,500,000	2,608,558
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(l)	1,492,544	1,434,646
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.63% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(g)	3,994,000	3,996,995
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.57% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(g)	$5,762,210	$5,754,234
Series 2021-VOLT, Class C, 5.82% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(g)	5,345,000	5,315,136
Series 2021-VOLT, Class D, 6.37% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(g)	12,367,000	12,338,436
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(l)	6,450,000	6,627,059
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(l)	4,590,000	4,718,423
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	4,640,000	4,639,596
Series 2022-LBA6, Class A, 5.61% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(g)	10,965,000	10,957,133
Series 2022-LBA6, Class B, 5.91% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(g)	6,790,000	6,771,651
Series 2022-LBA6, Class C, 6.21% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(g)	3,630,000	3,620,714
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 5.84% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(g)	8,312,259	8,322,175
Series 2015-5A, Class A1R3, 5.72% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(g)	4,264,536	4,267,730
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(g)	8,037,802	8,043,830
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(l)	3,699,667	3,340,219
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(l)	10,215,343	10,184,000
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(l)	1,853,538	1,848,002
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(l)	882,512	792,191
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(l)	3,510,606	3,217,133
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(l)	1,741,265	1,588,770
CIFC Funding Ltd., Series 2016-1A, Class ARR, 6.62% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(g)	4,761,000	4,767,832
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.72%, 08/25/2034(l)	51,633	48,744
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(l)	9,955,860	8,161,251
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(l)	10,022,717	10,054,118
Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(l)	$4,308,225	$3,807,988
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(l)	6,749,493	6,081,299
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	6,689,493	6,249,604
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(l)	9,458,403	9,104,480
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.67%, 08/10/2048(l)	5,267,000	5,170,253
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	187,869	90,627
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(l)	1,407,373	1,253,805
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(l)	2,041,079	1,809,196
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(l)	8,606,903	8,134,237
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(l)	5,772,399	5,112,901
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(l)	9,498,906	9,420,295
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	6,795,183	6,840,568
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	19,470,685
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.76%, 06/25/2034(l)	401,024	377,282
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,673,975	9,359,678
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,218,788	10,060,596
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(b)(l)	3,028,809	2,673,232
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,587,520	17,419,315
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.00% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(g)	3,239,313	3,243,845
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(l)	$1,677,331	$1,621,568
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(l)	190,422	187,584
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(l)	741,222	635,591
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(l)	6,699,024	5,833,904
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	8,930,965	8,879,325
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(l)	5,594,899	5,541,019
Empower CLO Ltd., Series 2024-1A, Class A1, 6.23% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(g)	10,250,000	10,336,633
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	1,710,000	1,743,971
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,991,000	2,053,669
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	4,070,000	4,071,474
Extended Stay America Trust, Series 2021-ESH, Class B, 6.10% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(g)	4,561,686	4,569,985
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(l)	15,166,438	13,355,385
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(l)	3,164,093	2,796,515
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	11,786,710	12,028,424
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(l)	994,918	962,855
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	859,637	820,620
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(l)	349,936	287,575
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.69% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(g)	6,576,000	6,581,491
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.75% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(g)	5,985,000	6,010,975
Golub Capital Partners CLO 40(B) Ltd., Series 2019- 40A, Class AR, 5.98% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(g)	10,980,222	11,002,633
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,541,983
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,632,530
Principal Amount		Value

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(l)	$8,098,955	$7,156,450
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.63%, 09/25/2035(l)	83,259	75,120
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.62% (1 mo. Term SOFR + 1.01%), 06/20/2035(g)	11,445	10,714
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,683,300
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	1,970,497
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	214,833	214,150
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	2,050,405	2,059,729
ICG US CLO Ltd., Series 2016- 1A, Class A1RR, 6.12% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(g)	11,393,271	11,410,156
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	3,479,040	3,334,055
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	12,002,000	11,671,945
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,463,750	5,367,141
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 6.69%, 06/25/2035(l)	59,847	60,571
Series 2005-A5, Class 1A2, 5.09%, 08/25/2035(l)	69,872	66,506
Series 2007-A4, Class 3A1, 5.46%, 06/25/2037(l)	305,735	237,504
Series 20153, Class B2, 3.58%, 05/25/2045(b)(l)	3,339,028	3,096,541
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(l)	11,115,457	9,141,277
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(l)	2,636,169	2,615,491
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(l)	8,749,476	8,806,827
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.80%, 08/15/2048	888,162	878,354
Series 2016-C1, Class B, 4.86%, 03/17/2049(l)	5,083,000	4,928,527
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,053,923
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.73% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(g)	9,109,206	9,113,624
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	$89,777	$66,176
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.42% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(g)	5,389,347	5,324,949
Series 2021-BMR, Class B, 5.60% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(g)	8,744,305	8,634,944
Series 2021-BMR, Class C, 5.82% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(g)	3,668,246	3,618,109
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.95% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(g)	9,247,000	9,259,197
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(l)	6,233,256	5,493,668
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(l)	6,181,618	5,436,675
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(l)	233,704	220,029
Series 2005-A5, Class A9, 5.19%, 06/25/2035(l)	343,265	330,927
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(l)	7,737,088	6,787,188
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.42% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(g)	5,810,000	5,794,113
Series 2021-STOR, Class B, 5.62% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(g)	4,355,000	4,328,887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.67%, 10/15/2048(l)	15,769,000	15,150,067
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.44%, 09/09/2032(b)(l)	3,350,000	2,240,145
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	16,747,188
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	10,035,259
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(l)	7,468,556	7,501,291
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.92%, 11/15/2032(b)(l)	6,250,000	4,691,406
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.78% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(g)	10,044,000	10,071,119
Principal Amount		Value

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(l)	$1,391,368	$1,308,635
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(l)	2,351,204	2,197,296
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(l)	6,398,098	5,959,942
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(l)	147,813	144,838
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(l)	9,639,905	8,114,596
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(l)	8,057,629	7,155,184
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	7,063,333	6,345,675
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	7,011,234	6,948,866
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(l)	7,054,905	6,262,184
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 6.00% (3 mo. Term SOFR + 1.38%), 07/20/2029(b)(g)	2,156,720	2,158,178
Series 2020-8RA, Class AR, 5.77% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(g)	18,437,000	18,443,158
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	19,183,977
PPM CLO 3 Ltd., Series 2019- 3A, Class AR, 6.00% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(g)	9,626,000	9,636,396
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	6,648,198	6,094,723
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,397,582	9,278,586
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 5.24% (1 mo. Term SOFR + 0.65%), 08/25/2031(g)	87,656	82,085
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	13,584,952	14,312,353
Rate Mortgage Trust, Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(l)	7,320,000	7,370,325
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.76% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(g)	7,929,291	7,941,803
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(l)	$27,182	$27,094
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(l)	335,147	329,265
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	5,600,604	5,467,341
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(l)	329,341	275,747
Series 2013-7, Class A2, 3.00%, 06/25/2043(l)	250,449	221,966
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(l)	11,895,229	11,026,796
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(l)	4,996,327	4,545,789
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.76% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(g)	4,827,000	4,839,067
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(l)	318,792	302,065
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,029,225	8,723,682
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,393,617	4,798,433
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	5,296,783	4,368,449
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(l)	3,799,214	3,533,108
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(l)	210,574	201,075
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(l)	1,514,908	1,434,022
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(l)	11,387,697	9,887,381
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(l)	8,424,482	7,430,896
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 5.91%, 09/25/2034(l)	117,234	114,937
Series 2004-8, Class 3A, 6.17%, 07/25/2034(l)	497,874	482,678
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	7,131,000	7,383,028
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	7,822,000	7,957,377
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	7,755,000	7,889,559
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	8,100,000	8,038,993
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	7,485,000	7,378,745
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	7,665,000	7,596,709
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	71,966	66,023
Principal Amount		Value

Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.86% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(g)	$5,573,237	$5,577,879
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.75% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(g)	9,270,385	9,288,925
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.81% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(g)	6,520,000	6,523,306
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	5,010,000	5,058,113
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	9,251,220	8,457,622
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 5.70% (1 mo. Term SOFR + 1.11%), 12/25/2033(g)	135,190	129,397
Series 2005-1, Class A3, 4.66%, 04/25/2045(l)	292,365	283,656
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	13,378,000	13,409,131
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	11,037,380	10,110,189
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	15,698,456
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)	964,007	945,345
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)	1,273,488	1,250,214
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)	1,818,589	1,623,437
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	9,358,427	8,338,018
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)	2,050,096	1,933,502
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	6,624,362	6,083,445
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	7,787,815	7,409,279
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	3,200,307	3,185,101
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	4,073,377	4,100,021
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(l)	5,388,177	5,360,535
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	1,446,769	1,375,481
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 4.61%, 11/25/2036(l)	138,457	120,453
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 7.36%, 08/25/2035(l)	64,540	63,150
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	$10,489,251	$10,094,752
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	4,908,495	4,671,769
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.44%, 10/15/2057(l)	4,693,000	4,292,717
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,254,524	19,437,815
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	4,633,388	4,737,749
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	9,109,000	9,362,667
Total Asset-Backed Securities (Cost $1,304,818,959)		1,230,669,962
U.S. Treasury Securities–7.90%
U.S. Treasury Bills–0.36%
4.54% - 4.83%, 01/30/2025(n)	19,583,000	19,440,300
U.S. Treasury Bonds–1.81%
4.63%, 11/15/2044	25,000,100	25,517,680
4.25%, 08/15/2054	74,892,200	73,265,635
		98,783,315
U.S. Treasury Notes–5.73%
4.13%, 10/31/2026	82,203,200	82,094,024
4.13%, 11/15/2027	60,279,000	60,300,192
3.50%, 09/30/2029	1,320,000	1,286,124
4.13%, 10/31/2029	91,898,000	92,052,360
4.13%, 10/31/2031	16,054,800	16,049,783
4.25%, 11/15/2034	59,583,300	59,857,942
		311,640,425
Total U.S. Treasury Securities (Cost $426,223,467)		429,864,040
Shares
Preferred Stocks–1.11%
Aerospace & Defense–0.04%
Boeing Co. (The), 6.00%, Conv. Pfd.	37,000	2,049,430
Diversified Banks–0.52%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	23,403	28,565,234
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	508,150	13,816,598
Investment Banking & Brokerage–0.12%
Morgan Stanley, 6.88%, Series F, Pfd.	249,737	6,323,341
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	348,527	9,581,007
Total Preferred Stocks (Cost $60,061,886)		60,335,610
	Principal Amount	Value
Variable Rate Senior Loan Interests–0.47%(o)(p)
Aerospace & Defense–0.00%
TransDigm, Inc., Term Loan J, 7.10% (3 mo. Term SOFR + 2.50%), 02/28/2031	$249,375	$249,598
Casinos & Gaming–0.01%
Scientific Games Holdings L.P., Term Loan B, 7.59% (3 mo. Term SOFR + 3.00%), 04/04/2029	250,000	251,172
Coal & Consumable Fuels–0.04%
NGL Energy Operating LLC, Term Loan, 8.32% (1 mo. Term SOFR + 3.75%), 02/02/2031	2,306,410	2,317,585
Health Care Facilities–0.00%
Select Medical Corp., Term Loan B, 6.53% (1 mo. Term SOFR + 2.00%), 11/30/2031(i)	156,960	157,353
Health Care Supplies–0.01%
Medline Borrower L.P., Term Loan B, 6.86% (3 mo. Term SOFR + 2.25%), 10/23/2028	248,750	250,522
Hotels, Resorts & Cruise Lines–0.01%
Carnival Corp., Term Loan B, 7.32% (1 mo. Term SOFR + 2.75%), 10/18/2028	194,401	195,981
IRB Holding Corp., Term Loan B, 7.42% (1 mo. Term SOFR + 2.75%), 12/15/2027	497,500	500,321
		696,302
Leisure Products–0.04%
Amer Sports Co. (Finland), Term Loan B, 7.24% (3 mo. Term SOFR + 2.75%), 02/10/2031(i)	2,009,064	2,031,666
Life Sciences Tools & Services–0.00%
Syneos Health, Inc., Term Loan B, 8.35% (3 mo. Term SOFR + 3.75%), 09/27/2030	248,750	244,603
Oil & Gas Storage & Transportation–0.09%
New Fortress Energy, Inc., Term Loan, 9.59% (3 mo. Term SOFR + 5.00%), 10/30/2028	4,974,937	4,653,009
Real Estate Development–0.01%
Greystar Real Estate Partners LLC, Term Loan B, 7.34% (1 mo. Term SOFR + 2.75%), 08/21/2030	248,750	250,616
Real Estate Services–0.00%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.82% (1 mo. Term SOFR + 3.25%), 01/31/2030	250,000	250,469
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount		Value
Restaurants–0.26%
Raising Cane’s Restaurants LLC, Term Loan B, 6.61% (1 mo. Term SOFR + 2.00%), 09/10/2031		$14,047,000	$14,139,218
Systems Software–0.00%
Camelot US Acquisition LLC, Term Loan, 7.32% (1 mo. Term SOFR + 2.75%), 01/31/2031		240,029	238,905
Trading Companies & Distributors–0.00%
Jane Street Group LLC, Term Loan B, 6.51% (1 mo. Term SOFR + 2.00%), 01/26/2028		87,015	87,483
Total Variable Rate Senior Loan Interests (Cost $25,681,698)			25,818,501

Agency Credit Risk Transfer Notes–0.47%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.83% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(g)		7,564,512	7,691,012
Series 2022-R04, Class 1M1, 6.73% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(g)		3,759,915	3,808,012
Series 2023-R02, Class 1M1, 7.03% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(g)		2,737,770	2,801,672
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.73% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(g)		5,123,787	5,185,492
Series 2022-HQA3, Class M1, STACR®, 7.03% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(g)		3,638,341	3,727,100
Series 2023-DNA1, Class M1, STACR®, 6.83% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(g)		2,215,297	2,249,063
Total Agency Credit Risk Transfer Notes (Cost $25,039,622)			25,462,351
Non-U.S. Dollar Denominated Bonds & Notes–0.25%(q)
Airport Services–0.01%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP	200,000	251,153
Automotive Parts & Equipment–0.00%
Schaeffler AG (Germany), 3.38%, 10/12/2028(b)	EUR	200,000	206,661
Broadline Retail–0.00%
Americanas S.A. (Brazil), 8.35%, 07/26/2029(i)	BRL	2,176	0
	Principal Amount		Value
Diversified Chemicals–0.01%
INEOS Quattro Finance 2 PLC (United Kingdom), 8.50%, 03/15/2029(b)	EUR	200,000	$226,461
Diversified Support Services–0.00%
IPD 3 B.V. (France), 8.00%, 06/15/2028(b)	EUR	200,000	223,532
Environmental & Facilities Services–0.00%
Paprec Holding (France), 6.50%, 11/17/2027(b)	EUR	200,000	223,720
Health Care REITs–0.01%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	250,000	254,618
Homefurnishing Retail–0.00%
Mobilux Finance S.A.S. (France), 4.25%, 07/15/2028(b)	EUR	200,000	207,678
Integrated Telecommunication Services–0.06%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,703,000	2,672,836
Telecom Italia S.p.A. (Italy), 7.88%, 07/31/2028(b)	EUR	400,000	477,837
			3,150,673
Investment Banking & Brokerage–0.04%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)	GBP	1,650,000	2,255,697
Leisure Facilities–0.01%
Deuce FinCo PLC (United Kingdom), 5.50%, 06/15/2027(b)	GBP	200,000	248,503
Metal, Glass & Plastic Containers–0.00%
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	200,000	220,075
Movies & Entertainment–0.11%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	5,892,663
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,807,319)			13,361,434
	Shares
Exchange-Traded Funds–0.14%
Invesco High Yield Select ETF(r)		10,000	257,600
Invesco Senior Loan ETF(c)(r)		120,000	2,533,200
Invesco Short Duration Bond ETF(r)		12,000	299,460
Invesco Total Return Bond ETF(c)(r)		100,000	4,733,000
Total Exchange-Traded Funds (Cost $8,871,383)			7,823,260
	Principal Amount
Municipal Obligations–0.13%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057		$514,000	580,606
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
New Jersey Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025	$6,430,000	$6,439,462
Total Municipal Obligations (Cost $6,944,000)		7,020,068
Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)	80	0
Broadline Retail–0.00%
Americanas S.A. (Brazil)(s)	10,955	15,057
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(s)	3,651	3,065
		18,122
Oil & Gas Drilling–0.00%
Vantage Drilling International Ltd.(s)	95	2,423
Paper & Plastic Packaging Products & Materials–0.00%
Smurfit WestRock PLC	65	3,576
Specialty Chemicals–0.00%
Ingevity Corp.(s)	10	486
Total Common Stocks & Other Equity Interests (Cost $4,952)		24,607
Money Market Funds–13.49%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(r)(t)	256,886,396	256,886,396
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.53%(r)(t)	477,069,790	$477,069,790
Total Money Market Funds (Cost $733,956,186)		733,956,186

Options Purchased–0.04%
(Cost $2,896,936)(u)		1,904,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-127.38% (Cost $6,977,636,276)		6,928,994,673
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.36%
Invesco Private Government Fund, 4.63%(r)(t)(v)	112,080,324	112,080,324
Invesco Private Prime Fund, 4.71%(r)(t)(v)	287,917,719	288,004,094
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $400,084,418)		400,084,418
TOTAL INVESTMENTS IN SECURITIES–134.74% (Cost $7,377,720,694)		7,329,079,091
OTHER ASSETS LESS LIABILITIES—(34.74)%		(1,889,635,947)
NET ASSETS–100.00%		$5,439,443,144
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $2,173,496,864, which represented 39.96% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Zero coupon bond issued at a discount.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $550,320, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2024.

(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(p)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco High Yield Select ETF	$258,498	$-	$-	$(898)	$-	$257,600	$4,383
Invesco Senior Loan ETF	2,528,400	-	-	4,800	-	2,533,200	56,027
Invesco Short Duration Bond ETF	301,140	-	-	(1,680)	-	299,460	3,614
Invesco Total Return Bond ETF	4,781,000	-	-	(48,000)	-	4,733,000	49,888
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	282,138,685	161,667,294	(186,919,583)	-	-	256,886,396	3,310,722
Invesco Treasury Portfolio, Institutional Class	523,966,898	300,239,260	(347,136,368)	-	-	477,069,790	6,081,642
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	104,150,583	258,578,905	(250,649,164)	-	-	112,080,324	1,297,620*
Invesco Private Prime Fund	273,527,625	516,413,906	(501,915,672)	(17,609)	(4,156)	288,004,094	3,525,367*
Total	$1,191,652,829	$1,236,899,365	$(1,286,620,787)	$(63,387)	$(4,156)	$1,141,863,864	$14,329,263

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Non-income producing security.
(t)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares China Large-Cap ETF	Call	06/20/2025	3,380	USD	36.00	USD	12,168,000	$272,090

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	03/31/2025	89	USD	6,100.00	USD	54,290,000	$1,632,705

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	698	March-2025	$143,864,344	$287,607	$287,607
U.S. Treasury 10 Year Notes	2,776	March-2025	308,656,500	3,363,264	3,363,264
U.S. Treasury Long Bonds	1,106	March-2025	132,167,000	3,324,163	3,324,163
U.S. Treasury Ultra Bonds	1,686	March-2025	214,438,125	8,215,338	8,215,338
Subtotal—Long Futures Contracts				15,190,372	15,190,372
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,263	March-2025	(243,502,337)	(1,755,291)	(1,755,291)
U.S. Treasury 10 Year Ultra Notes	5,572	March-2025	(639,648,187)	(11,417,279)	(11,417,279)
Subtotal—Short Futures Contracts				(13,172,570)	(13,172,570)
Total Futures Contracts				$2,017,802	$2,017,802

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/27/2025	HSBC Bank USA, N.A.	EUR	14,305,000	USD	15,199,838	$46,190
01/27/2025	State Street Bank & Trust Co.	CAD	12,901,000	USD	9,239,510	5,378
Subtotal—Appreciation						51,568
Currency Risk
01/27/2025	Barclays Bank PLC	GBP	368,000	USD	465,156	(3,038)
Total Forward Foreign Currency Contracts						$48,530

Abbreviations:
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,615,337,961	$25,094,883	$2,640,432,844
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,752,321,015	—	1,752,321,015
Asset-Backed Securities	—	1,218,998,017	11,671,945	1,230,669,962
U.S. Treasury Securities	—	429,864,040	—	429,864,040
Preferred Stocks	60,335,610	—	—	60,335,610
Variable Rate Senior Loan Interests	—	23,629,482	2,189,019	25,818,501
Agency Credit Risk Transfer Notes	—	25,462,351	—	25,462,351
Non-U.S. Dollar Denominated Bonds & Notes	—	13,361,434	0	13,361,434
Exchange-Traded Funds	7,823,260	—	—	7,823,260
Municipal Obligations	—	7,020,068	—	7,020,068
Common Stocks & Other Equity Interests	24,607	—	0	24,607
Money Market Funds	733,956,186	400,084,418	—	1,134,040,604
Options Purchased	1,904,795	—	—	1,904,795
Total Investments in Securities	804,044,458	6,486,078,786	38,955,847	7,329,079,091
Other Investments - Assets*
Investments Matured	—	123,494	0	123,494
Futures Contracts	15,190,372	—	—	15,190,372
Forward Foreign Currency Contracts	—	51,568	—	51,568
	15,190,372	175,062	0	15,365,434
Other Investments - Liabilities*
Futures Contracts	(13,172,570)	—	—	(13,172,570)
Forward Foreign Currency Contracts	—	(3,038)	—	(3,038)
	(13,172,570)	(3,038)	—	(13,175,608)
Total Other Investments	2,017,802	172,024	0	2,189,826
Total Investments	$806,062,260	$6,486,250,810	$38,955,847	$7,331,268,917

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Core Plus Bond Fund